UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.9%
3,374	*	American Axle & Manufacturing Holdings, Inc	$26
1,306	*,e	Amerigon, Inc (Class A)	17
4,380		Autoliv, Inc	212
5,531	*	BorgWarner, Inc	335
2,813		Cooper Tire & Rubber Co	31
7,610	*	Dana Holding Corp	80
612	*	Dorman Products, Inc	20
1,013	e	Drew Industries, Inc	20
3,666	*	Exide Technologies	15
996	*	Federal Mogul Corp (Class A)	15
186,323	*	Ford Motor Co	1,802
735	*,e	Fuel Systems Solutions, Inc	14
38,395	*,e	General Motors Co	775
6,807		Gentex Corp	164
12,196	*	Goodyear Tire & Rubber Co	123
11,945		Harley-Davidson, Inc	410
34,273		Johnson Controls, Inc	904
5,308		Lear Corp	228
2,342	*	Modine Manufacturing Co	21
598	*,e	Motorcar Parts of America, Inc	5
1,983		Spartan Motors, Inc	8
1,021		Standard Motor Products, Inc	13
1,336	*	Stoneridge, Inc	7
1,205		Superior Industries International, Inc	18
3,166	*	Tenneco, Inc	81
2,598	*,e	Tesla Motors, Inc	63
1,719	e	Thor Industries, Inc	38
312	*	Tower International, Inc	3
5,142	*,e	TRW Automotive Holdings Corp	168
2,580	*,e	Visteon Corp	111
1,507	*,e	Winnebago Industries, Inc	11

		TOTAL AUTOMOBILES & COMPONENTS	5,738

BANKS - 2.9%
810		1st Source Corp	17
1,172	*,e	1st United Bancorp, Inc	6
1,011		Abington Bancorp, Inc	7
243		Alliance Financial Corp	7
1,244	*,e	Ameris Bancorp	11
387	e	Ames National Corp	6
576		Arrow Financial Corp	13
8,748		Associated Banc-Corp	81
4,208		Astoria Financial Corp	32
520	e	Bancfirst Corp	17
1,517	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	23
182		Bancorp Rhode Island, Inc	8
4,426	e	Bancorpsouth, Inc	39
2,688		Bank Mutual Corp	7
2,204		Bank of Hawaii Corp	80
291	e	Bank of Kentucky Financial Corp	6
288		Bank of Marin Bancorp	10
1,276	e	Bank of the Ozarks, Inc	27
1,044	e	BankFinancial Corp	7
824		Banner Corp	11
34,649		BB&T Corp	739
1,950	*	Beneficial Mutual Bancorp, Inc	15
853		Berkshire Hills Bancorp, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

384	*,e	BofI Holding, Inc	$5
1,341	e	BOK Financial Corp	63
3,543		Boston Private Financial Holdings, Inc	21
354		Bridge Bancorp, Inc	7
475	*	Bridge Capital Holdings	5
3,126	e	Brookline Bancorp, Inc	24
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	13
582	*	Cape Bancorp, Inc	4
831	e	Capital City Bank Group, Inc	9
17,063	e	CapitalSource, Inc	105
8,470	e	Capitol Federal Financial	89
1,503	e	Cardinal Financial Corp	13
3,968		Cathay General Bancorp	45
645	e	Center Bancorp, Inc	6
1,895	*	Center Financial	9
1,148		Centerstate Banks of Florida, Inc	6
764	*	Central Pacific Financial Corp	8
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	25
10,154	*	CIT Group, Inc	308
533		Citizens & Northern Corp	8
923		City Holding Co	25
2,242		City National Corp	85
875	e	Clifton Savings Bancorp, Inc	8
498		CNB Financial Corp	6
1,740		CoBiz, Inc	8
2,091		Columbia Banking System, Inc	30
10,048		Comerica, Inc	231
3,715		Commerce Bancshares, Inc	129
1,740		Community Bank System, Inc	40
1,003	e	Community Trust Bancorp, Inc	23
2,461		Cullen/Frost Bankers, Inc	113
4,428	e	CVB Financial Corp	34
1,609		Dime Community Bancshares	16
860	*,e	Eagle Bancorp, Inc	10
7,706	e	East West Bancorp, Inc	115
406	*,e	Encore Bancshares, Inc	4
301		Enterprise Bancorp, Inc	4
828		Enterprise Financial Services Corp	11
559	e	ESB Financial Corp	6
1,035	e	ESSA Bancorp, Inc	11
399		Federal Agricultural Mortgage Corp (Class C)	8
46,393		Fifth Third Bancorp	469
664		Financial Institutions, Inc	9
720		First Bancorp (NC)	7
498	e	First Bancorp, Inc	6
3,831		First Busey Corp	17
285	e	First Citizens Bancshares, Inc (Class A)	41
4,700		First Commonwealth Financial Corp	17
680		First Community Bancshares, Inc	7
510	*,e	First Defiance Financial Corp	7
3,063		First Financial Bancorp	42
1,650	e	First Financial Bankshares, Inc	43
590		First Financial Corp	16
889		First Financial Holdings, Inc	4
13,105		First Horizon National Corp	78
654	e	First Interstate Bancsystem, Inc	7
1,238		First Merchants Corp	9
3,929		First Midwest Bancorp, Inc	29
15,128	e	First Niagara Financial Group, Inc	138
288		First of Long Island Corp	7
412	e	First Pactrust Bancorp, Inc	5
3,719	*,e	First Republic Bank	86
5,568		FirstMerit Corp	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,933	*	Flagstar Bancorp, Inc	$5
1,645		Flushing Financial Corp	18
6,390		FNB Corp	55
752	e	Fox Chase Bancorp, Inc	10
689	*,e	Franklin Financial Corp	8
10,086		Fulton Financial Corp	77
602	e	German American Bancorp, Inc	10
3,468	e	Glacier Bancorp, Inc	33
500		Great Southern Bancorp, Inc	8
3,706		Hancock Holding Co	99
7,451	*	Hanmi Financial Corp	6
928	e	Heartland Financial USA, Inc	13
1,007	*	Heritage Commerce Corp	4
534	e	Heritage Financial Corp	6
1,128		Home Bancshares, Inc	24
821	e	Home Federal Bancorp, Inc	6
24,956		Hudson City Bancorp, Inc	141
686		Hudson Valley Holding Corp	12
43,722		Huntington Bancshares, Inc	210
1,370		IBERIABANK Corp	65
1,031	e	Independent Bank Corp	22
3,295		International Bancshares Corp	43
2,538	*,e	Investors Bancorp, Inc	32
1,441		Kearny Financial Corp	13
48,073		Keycorp	285
1,076		Lakeland Bancorp, Inc	8
734		Lakeland Financial Corp	15
6,243	e	M&T Bank Corp	436
731	e	MainSource Financial Group, Inc	6
2,798	e	MB Financial, Inc	41
273		Merchants Bancshares, Inc	7
249	*,e	Meridian Interstate Bancorp, Inc	3
9,426	*	MGIC Investment Corp	18
265		Midsouth Bancorp, Inc	3
2,026	*,e	Nara Bancorp, Inc	12
357	e	National Bankshares, Inc	9
6,208		National Penn Bancshares, Inc	44
1,807		NBT Bancorp, Inc	34
22,289		New York Community Bancorp, Inc	265
1,192	e	Northfield Bancorp, Inc	16
5,862		Northwest Bancshares, Inc	70
741		OceanFirst Financial Corp	9
3,925	*	Ocwen Financial Corp	52
3,801		Old National Bancorp	35
700	*,e	OmniAmerican Bancorp, Inc	10
2,272	e	Oriental Financial Group, Inc	22
2,816	e	Oritani Financial Corp	36
345	e	Orrstown Financial Services, Inc	4
220	*,e	Pacific Capital Bancorp	6
991	e	Pacific Continental Corp	7
1,486		PacWest Bancorp	21
688	e	Park National Corp	36
1,481	*,e	Park Sterling Bank	5
221	e	Penns Woods Bancorp, Inc	7
720	*	Pennsylvania Commerce Bancorp, Inc	6
595		Peoples Bancorp, Inc	7
18,870		People’s United Financial, Inc	215
1,766	*,e	Pinnacle Financial Partners, Inc	19
7,590	*,e	PMI Group, Inc	1
26,592		PNC Financial Services Group, Inc	1,281
52,615	*	Popular, Inc	79
3,026		PrivateBancorp, Inc	23
2,398		Prosperity Bancshares, Inc	78
3,163		Provident Financial Services, Inc	34
2,753		Provident New York Bancorp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,521		Radian Group, Inc	$12
63,145	e	Regions Financial Corp	210
1,026	e	Renasant Corp	13
612		Republic Bancorp, Inc (Class A)	11
1,513		Rockville Financial, Inc	14
629	e	Roma Financial Corp	5
1,211	e	S&T Bancorp, Inc	20
615	e	S.Y. Bancorp, Inc	11
1,250		Sandy Spring Bancorp, Inc	18
605	e	SCBT Financial Corp	15
3,679	*	Seacoast Banking Corp of Florida	5
370	e	Sierra Bancorp	3
2,123	*,e	Signature Bank	101
905		Simmons First National Corp (Class A)	20
874	e	Southside Bancshares, Inc	16
740	*	Southwest Bancorp, Inc	3
856		State Bancorp, Inc	9
1,614	*	State Bank & Trust Co	20
1,347	e	StellarOne Corp	13
1,199		Sterling Bancorp	9
1,362	*	Sterling Financial Corp	17
513		Suffolk Bancorp	4
1,927	*,e	Sun Bancorp, Inc	5
25,848		SunTrust Banks, Inc	464
6,579	e	Susquehanna Bancshares, Inc	36
2,032	*,e	SVB Financial Group	75
41,390	e	Synovus Financial Corp	44
520	*,e	Taylor Capital Group, Inc	3
8,057		TCF Financial Corp	74
700		Territorial Bancorp, Inc	13
1,877	*,e	Texas Capital Bancshares, Inc	43
4,208	*,e	TFS Financial Corp	34
1,165	*	The Bancorp, Inc	8
429	e	Tompkins Trustco, Inc	15
528		Tower Bancorp, Inc	11
1,219	e	TowneBank	14
726	e	Trico Bancshares	9
5,202		Trustco Bank Corp NY	23
3,370	e	Trustmark Corp	61
1,489		UMB Financial Corp	48
5,809		Umpqua Holdings Corp	51
814	e	Union Bankshares Corp	9
2,414	e	United Bankshares, Inc	49
983	*,e	United Community Banks, Inc	8
1,056	e	United Financial Bancorp, Inc	14
792		Univest Corp of Pennsylvania	11
96,373		US Bancorp	2,269
9,067		Valley National Bancorp	96
1,734		ViewPoint Financial Group	20
1,010	*,e	Virginia Commerce Bancorp	6
568	*,e	Walker & Dunlop, Inc	7
835		Washington Banking Co	8
5,275		Washington Federal, Inc	67
881		Washington Trust Bancorp, Inc	17
3,466		Webster Financial Corp	53
246,518		Wells Fargo & Co	5,946
1,213		WesBanco, Inc	21
997	e	West Bancorporation, Inc	8
992	*	West Coast Bancorp	14
1,286		Westamerica Bancorporation	49
3,132	*	Western Alliance Bancorp	17
1,313	e	Westfield Financial, Inc	9
2,922	*,e	Wilshire Bancorp, Inc	8
1,580	e	Wintrust Financial Corp	41
320		WSFS Financial Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,288		Zions Bancorporation	$131

		TOTAL BANKS	18,662

CAPITAL GOODS - 7.9%
2,135	*,e	3D Systems Corp	30
35,566	e	3M Co	2,553
1,795		A.O. Smith Corp	58
3,857	*,e	A123 Systems, Inc	13
851	e	Aaon, Inc	13
2,061		AAR Corp	34
2,045	*,e	Accuride Corp	10
1,483		Aceto Corp	8
4,155	*,e	Active Power, Inc	5
2,862	e	Actuant Corp (Class A)	57
2,189	e	Acuity Brands, Inc	79
6,029	*,e	Aecom Technology Corp	106
873	*,e	Aerovironment, Inc	25
4,798	*	AGCO Corp	166
2,801	e	Aircastle Ltd	27
374		Alamo Group, Inc	8
1,443		Albany International Corp (Class A)	26
1,638		Alliant Techsystems, Inc	89
1,557	*	Altra Holdings, Inc	18
909	*,e	Ameresco, Inc	9
569	*	American Railcar Industries, Inc	9
373		American Science & Engineering, Inc	23
2,155	*,e	American Superconductor Corp	9
475		American Woodmark Corp	6
458		Ameron International Corp	39
8,210		Ametek, Inc	271
475		Ampco-Pittsburgh Corp	10
1,479		Apogee Enterprises, Inc	13
2,206		Applied Industrial Technologies, Inc	60
420	*	Argan, Inc	4
988	e	Armstrong World Industries, Inc	34
4,769	*,e	ArvinMeritor, Inc	34
1,044	*	Astec Industries, Inc	31
526	*	Astronics Corp	15
723		AZZ, Inc	28
5,952	*,e	Babcock & Wilcox Co	116
779		Badger Meter, Inc	23
2,603		Barnes Group, Inc	50
4,904	*	BE Aerospace, Inc	162
2,410	*	Beacon Roofing Supply, Inc	39
2,388		Belden CDT, Inc	62
2,508	*	Blount International, Inc	33
37,055		Boeing Co	2,242
2,584		Brady Corp (Class A)	68
2,463		Briggs & Stratton Corp	33
4,873	*,e	Broadwind Energy, Inc	2
2,524	*,e	Builders FirstSource, Inc	3
531	*	CAI International, Inc	6
12,740	*,e	Capstone Turbine Corp	13
3,097		Carlisle Cos, Inc	99
344		Cascade Corp	11
32,273		Caterpillar, Inc	2,383
1,257	*	Ceradyne, Inc	34
1,341	*	Chart Industries, Inc	57
5,276		Chicago Bridge & Iron Co NV	151
990	e	CIRCOR International, Inc	29
2,552		Clarcor, Inc	106
1,332	*,e	CNH Global NV	35
428	*	Coleman Cable, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,273	*,e	Colfax Corp	$26
1,162	*	Columbus McKinnon Corp	13
2,009		Comfort Systems USA, Inc	17
1,268	*	Commercial Vehicle Group, Inc	8
8,334	e	Cooper Industries plc	384
2,466		Crane Co	88
828		Cubic Corp	32
9,916		Cummins, Inc	810
2,088		Curtiss-Wright Corp	60
27,252		Danaher Corp	1,143
21,008		Deere & Co	1,356
1,344	*,e	DigitalGlobe, Inc	26
3,834		Donaldson Co, Inc	210
932	e	Douglas Dynamics, Inc	12
9,413		Dover Corp	439
636		Ducommun, Inc	10
430	*	DXP Enterprises, Inc	8
1,870	*	Dycom Industries, Inc	29
757		Dynamic Materials Corp	12
17,278		Eaton Corp	613
3,412	*,e	EMCOR Group, Inc	69
37,562		Emerson Electric Co	1,552
840		Encore Wire Corp	17
3,258	*,e	Ener1, Inc	0	^
1,511	*,e	Energy Recovery, Inc	5
2,547	*	EnerSys	51
908	*,e	EnPro Industries, Inc	27
1,380		ESCO Technologies, Inc	35
886	*	Essex Rental Corp	2
1,554	*	Esterline Technologies Corp	81
13,638	e	Fastenal Co	454
3,085		Federal Signal Corp	14
2,307	*	Flow International Corp	5
2,819	e	Flowserve Corp	209
8,811		Fluor Corp	410
4,014	*	Force Protection, Inc	15
1,238		Franklin Electric Co, Inc	45
635	*	Freightcar America, Inc	9
4,152	*,e	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	12
2,642		Gardner Denver, Inc	168
2,370		GATX Corp	73
1,806	*,e	GenCorp, Inc	8
1,246	*	Generac Holdings, Inc	23
2,638	*	General Cable Corp	62
16,788		General Dynamics Corp	955
531,652		General Electric Co	8,102
1,077	*	GeoEye, Inc	31
1,633	*	Gibraltar Industries, Inc	13
809	*,e	Global Power Equipment Group, Inc	19
6,309		Goodrich Corp	761
795		Gorman-Rupp Co	20
3,066		Graco, Inc	105
6,478	*	GrafTech International Ltd	82
604		Graham Corp	10
1,832		Granite Construction, Inc	34
3,079		Great Lakes Dredge & Dock Corp	12
869	*	Greenbrier Cos, Inc	10
2,356	*	Griffon Corp	19
1,293	*	H&E Equipment Services, Inc	11
4,082		Harsco Corp	79
2,104	e	Heico Corp	104
5,110	*	Hexcel Corp	113
39,099		Honeywell International, Inc	1,717
800	e	Houston Wire & Cable Co	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,996		Hubbell, Inc (Class B)	$148
2,459	*	Huntington Ingalls	60
316	*	Hurco Cos, Inc	6
4,026	e	IDEX Corp	125
2,800	*	II-VI, Inc	49
22,432		Illinois Tool Works, Inc	933
16,314	e	Ingersoll-Rand plc	458
1,981	*	Insituform Technologies, Inc (Class A)	23
916	e	Insteel Industries, Inc	9
1,758	*	Interline Brands, Inc	23
9,299		ITT Industries, Inc	391
6,414	*	Jacobs Engineering Group, Inc	207
1,665		John Bean Technologies Corp	24
5,296		Joy Global, Inc	330
888	*,e	Kadant, Inc	16
1,371		Kaman Corp	38
1,677		Kaydon Corp	48
7,682	e	KBR, Inc	181
3,920		Kennametal, Inc	128
953	*,e	KEYW Holding Corp	7
1,860	*,e	Kratos Defense & Security Solutions, Inc	12
5,363		L-3 Communications Holdings, Inc	332
300		Lawson Products, Inc	4
990	*	Layne Christensen Co	23
659		LB Foster Co (Class A)	15
2,159		Lennox International, Inc	56
4,259		Lincoln Electric Holdings, Inc	124
700		Lindsay Manufacturing Co	38
533	*	LMI Aerospace, Inc	9
14,466		Lockheed Martin Corp	1,051
1,293	e	LSI Industries, Inc	8
853	*	Lydall, Inc	8
6,654	e	Manitowoc Co, Inc	45
18,960		Masco Corp	135
2,813	*	Mastec, Inc	50
901		Met-Pro Corp	8
445	*	Michael Baker Corp	8
947	*	Middleby Corp	67
614		Miller Industries, Inc	11
2,290	*	Moog, Inc (Class A)	75
2,247		MSC Industrial Direct Co (Class A)	127
1,988		Mueller Industries, Inc	77
8,122		Mueller Water Products, Inc (Class A)	20
881	*	MYR Group, Inc	16
271		Nacco Industries, Inc (Class A)	17
206	e	National Presto Industries, Inc	18
3,660	*	Navistar International Corp	118
926	*	NCI Building Systems, Inc	7
822	*	NN, Inc	4
3,046		Nordson Corp	121
13,778		Northrop Grumman Corp	719
625	*	Northwest Pipe Co	13
2,339	*	Orbital Sciences Corp	30
1,499	*	Orion Marine Group, Inc	9
4,565	*	Oshkosh Truck Corp	72
5,833	*	Owens Corning, Inc	126
18,461		Paccar, Inc	624
5,872		Pall Corp	249
8,165		Parker Hannifin Corp	515
4,970		Pentair, Inc	159
1,399		Perini Corp	16
1,025	*	Pike Electric Corp	7
762	*,e	PMFG, Inc	12
1,969	*	Polypore International, Inc	111
458	*	Powell Industries, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

940	*,e	PowerSecure International, Inc	$4
7,270		Precision Castparts Corp	1,130
96		Preformed Line Products Co	4
1,320	e	Primoris Services Corp	14
1,987		Quanex Building Products Corp	22
10,886	*	Quanta Services, Inc	205
1,083		Raven Industries, Inc	52
17,651		Raytheon Co	721
1,025	*	RBC Bearings, Inc	35
1,983		Regal-Beloit Corp	90
2,000		Robbins & Myers, Inc	69
7,312		Rockwell Automation, Inc	410
7,782		Rockwell Collins, Inc	411
4,700		Roper Industries, Inc	324
3,415	*,e	RSC Holdings, Inc	24
1,703	*	Rush Enterprises, Inc (Class A)	24
2,893	*,e	SatCon Technology Corp	3
744	*	Sauer-Danfoss, Inc	21
16		Seaboard Corp	29
576	e	SeaCube Container Leasing Ltd	7
3,695	*	Shaw Group, Inc	80
1,742		Simpson Manufacturing Co, Inc	43
2,942		Snap-On, Inc	131
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	90
2,579		SPX Corp	117
800		Standex International Corp	25
8,490		Stanley Works	417
701	*	Sterling Construction Co, Inc	8
1,027		Sun Hydraulics Corp	21
1,019		TAL International Group, Inc	25
3,948	*,e	Taser International, Inc	17
1,000	*	Tecumseh Products Co (Class A)	7
1,872	*	Teledyne Technologies, Inc	91
1,004		Tennant Co	35
5,654	*	Terex Corp	58
590	e	Textainer Group Holdings Ltd	12
13,969		Textron, Inc	246
513	*,e	Thermon Group Holdings	7
2,627	*	Thomas & Betts Corp	105
4,280		Timken Co	140
2,128	e	Titan International, Inc	32
784	*,e	Titan Machinery, Inc	14
1,313		Toro Co	65
2,528	*	TransDigm Group, Inc	206
1,281		Tredegar Corp	19
714	*	Trex Co, Inc	11
1,303	*	Trimas Corp	19
4,029		Trinity Industries, Inc	86
1,904		Triumph Group, Inc	93
562		Twin Disc, Inc	15
23,694	e	Tyco International Ltd	966
3,113	*	United Rentals, Inc	52
45,834		United Technologies Corp	3,225
979		Universal Forest Products, Inc	24
4,041	*	URS Corp	120
3,497	*,e	USG Corp	24
3,104	*,e	Valence Technology, Inc	3
1,173		Valmont Industries, Inc	91
1,023		Vicor Corp	9
2,875		W.W. Grainger, Inc	430
3,406	*	Wabash National Corp	16
3,395	*,e	WABCO Holdings, Inc	129
1,468		Watsco, Inc	75
1,513		Watts Water Technologies, Inc (Class A)	40
2,219	*,e	WESCO International, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,441		Westinghouse Air Brake Technologies Corp	$129
3,108		Woodward Governor Co	85
418	*,e	Xerium Technologies, Inc	4

		TOTAL CAPITAL GOODS	50,348

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	50
2,171	*	Acacia Research (Acacia Technologies)	78
2,726	*,e	ACCO Brands Corp	13
1,159	e	Administaff, Inc	26
637	*,e	Advisory Board Co	41
928	e	American Ecology Corp	14
2,166	*	American Reprographics Co	7
1,377	*	APAC Customer Services, Inc	12
508	*	AT Cross Co	6
5,401		Avery Dennison Corp	135
383		Barrett Business Services, Inc	5
2,433		Brink’s Co	57
1,375	*	Casella Waste Systems, Inc (Class A)	7
2,695	*,e	CBIZ, Inc	18
669		CDI Corp	7
3,345	*,e	Cenveo, Inc	10
5,890		Cintas Corp	166
2,372	*	Clean Harbors, Inc	122
493	*	Consolidated Graphics, Inc	18
3,029	*	Copart, Inc	118
1,871		Corporate Executive Board Co	56
5,493	*,e	Corrections Corp of America	125
1,115	*,e	CoStar Group, Inc	58
594		Courier Corp	4
5,871		Covanta Holding Corp	89
717	*	CRA International, Inc	14
2,529		Deluxe Corp	47
1,664	*,e	Dolan Media Co	15
2,510		Dun & Bradstreet Corp	154
4,206	*	EnergySolutions, Inc	15
1,037	*,e	EnerNOC, Inc	9
1,357		Ennis, Inc	18
6,277		Equifax, Inc	193
641	*,e	Exponent, Inc	27
691	*,e	Franklin Covey Co	5
2,087	*	FTI Consulting, Inc	77
1,063	*	Fuel Tech, Inc	6
989		G & K Services, Inc (Class A)	25
3,286	*,e	Geo Group, Inc	61
645	*,e	GP Strategies Corp	6
3,373		Healthcare Services Group	54
1,202		Heidrick & Struggles International, Inc	20
218	*,e	Heritage-Crystal Clean, Inc	4
3,007		Herman Miller, Inc	54
1,560	*,e	Higher One Holdings, Inc	25
1,422	*	Hill International, Inc	7
2,339	e	HNI Corp	45
1,656	*	Hudson Highland Group, Inc	6
1,154	*	Huron Consulting Group, Inc	36
892	*,e	ICF International, Inc	17
5,063	*,e	ICO Global Communications Holdings Ltd	11
2,500	*	IHS, Inc (Class A)	187
1,402	*,e	Innerworkings, Inc	11
2,666		Interface, Inc (Class A)	32
462		Intersections, Inc	6
9,202		Iron Mountain, Inc	291
1,460	*,e	KAR Auction Services, Inc	18
1,394		Kelly Services, Inc (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,774	*	Kforce, Inc	$17
1,737		Kimball International, Inc (Class B)	8
2,470		Knoll, Inc	34
2,433	*	Korn/Ferry International	30
563	*	M&F Worldwide Corp	14
4,325		Manpower, Inc	145
1,316		McGrath RentCorp	31
1,459	*	Metalico, Inc	6
1,391		Mine Safety Appliances Co	37
757	*,e	Mistras Group, Inc	13
2,280	*,e	Mobile Mini, Inc	37
514		Multi-Color Corp	12
2,873	*	Navigant Consulting, Inc	27
3,800	*,e	Nielsen Holdings NV	99
3,322	*,e	Odyssey Marine Exploration, Inc	8
1,673	*	On Assignment, Inc	12
9,189	e	Pitney Bowes, Inc	173
1,273	e	Quad	23
10,463		R.R. Donnelley & Sons Co	148
16,650		Republic Services, Inc	467
2,774		Resources Connection, Inc	27
7,414		Robert Half International, Inc	157
3,219		Rollins, Inc	60
489	*,e	RPX Corp	10
977		Schawk, Inc (Class A)	10
913	*	School Specialty, Inc	7
672	*	Standard Parking Corp	10
3,734		Steelcase, Inc (Class A)	24
4,335	*	Stericycle, Inc	350
2,192	*	SYKES Enterprises, Inc	33
1,110	*	Team, Inc	23
3,264	*,e	Tetra Tech, Inc	61
648	*,e	TMS International Corp	5
2,896		Towers Watson & Co	173
896	*	TRC Cos, Inc	3
2,350	*,e	TrueBlue, Inc	27
664		Unifirst Corp	30
2,404		United Stationers, Inc	65
6,004	*,e	Verisk Analytics, Inc	209
1,084		Viad Corp	18
205		VSE Corp	5
5,431		Waste Connections, Inc	184
23,958	e	Waste Management, Inc	780
668	*,e	WCA Waste Corp	3

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,369

CONSUMER DURABLES & APPAREL - 1.4%
1,931		American Greetings Corp (Class A)	36
653	*	Arctic Cat, Inc	9
3,225	*,e	Ascena Retail Group, Inc	87
2,994	*,e	Beazer Homes USA, Inc	4
386		Blyth, Inc	21
4,839		Brunswick Corp	68
3,430		Callaway Golf Co	18
2,483	*	Carter’s, Inc	76
379	*	Cavco Industries, Inc	13
442	e	Cherokee, Inc	6
715	*,e	Clarus Corp	5
14,839		Coach, Inc	769
562	e	Columbia Sportswear Co	26
4,300	*	CROCS, Inc	102
269		CSS Industries, Inc	4
2,023	*	Deckers Outdoor Corp	189
351	*	Delta Apparel, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,140	e	DR Horton, Inc	$128
14,610	*,e	Eastman Kodak Co	11
1,299	e	Ethan Allen Interiors, Inc	18
7,798		Fortune Brands, Inc	422
2,570	*	Fossil, Inc	208
2,907	*	Furniture Brands International, Inc	6
5,437	e	Garmin Ltd	173
811	*,e	G-III Apparel Group Ltd	18
4,868	*	Hanesbrands, Inc	122
3,541		Harman International Industries, Inc	101
6,090		Hasbro, Inc	199
1,630	*,e	Helen of Troy Ltd	41
2,297	*,e	Hovnanian Enterprises, Inc (Class A)	3
3,571	*	Iconix Brand Group, Inc	56
1,204	*	iRobot Corp	30
1,657		Jakks Pacific, Inc	31
4,490		Jarden Corp	127
232	*	Johnson Outdoors, Inc	4
4,415		Jones Apparel Group, Inc	41
4,044	e	KB Home	24
500	*	Kenneth Cole Productions, Inc (Class A)	5
1,430	*,e	K-Swiss, Inc (Class A)	6
2,552	*	La-Z-Boy, Inc	19
1,909	*,e	Leapfrog Enterprises, Inc	6
7,227		Leggett & Platt, Inc	143
7,949		Lennar Corp (Class A)	108
847	*	Libbey, Inc	9
362	e	Lifetime Brands, Inc	3
5,008	*,e	Liz Claiborne, Inc	25
862	*,e	M/I Homes, Inc	5
1,202	*	Maidenform Brands, Inc	28
1,066	*,e	Marine Products Corp	4
17,576		Mattel, Inc	455
1,887	e	MDC Holdings, Inc	32
1,694	*,e	Meritage Homes Corp	26
3,006	*	Mohawk Industries, Inc	129
817		Movado Group, Inc	10
14,687		Newell Rubbermaid, Inc	174
17,856		Nike, Inc (Class B)	1,527
263	*,e	NVR, Inc	159
733		Oxford Industries, Inc	25
804	*	Perry Ellis International, Inc	15
2,991		Phillips-Van Heusen Corp	174
3,290		Polaris Industries, Inc	164
2,439	e	Pool Corp	64
17,277	*	Pulte Homes, Inc	68
6,801	*,e	Quiksilver, Inc	21
2,959		Ralph Lauren Corp	384
444		RG Barry Corp	5
2,334	e	Ryland Group, Inc	25
2,732	*,e	Sealy Corp	4
1,898	*	Skechers U.S.A., Inc (Class A)	27
442		Skyline Corp	4
2,979	*	Smith & Wesson Holding Corp	8
5,166	*,e	Standard-Pacific Corp	13
288	*	Steinway Musical Instruments, Inc	6
1,788	*	Steven Madden Ltd	54
957		Sturm Ruger & Co, Inc	25
633	*	Summer Infant, Inc	4
3,418	*,e	Tempur-Pedic International, Inc	180
6,926	*	Toll Brothers, Inc	100
1,435	*	True Religion Apparel, Inc	39
3,152		Tupperware Corp	169
1,864	*,e	Under Armour, Inc (Class A)	124
489	*	Unifi, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

787	*	Universal Electronics, Inc	$13
1,001	*,e	Vera Bradley, Inc	36
4,398		VF Corp	534
2,341	*	Warnaco Group, Inc	108
378		Weyco Group, Inc	8
3,754		Whirlpool Corp	187
2,109		Wolverine World Wide, Inc	70
1,005	*,e	Zagg, Inc	10

		TOTAL CONSUMER DURABLES & APPAREL	8,746

CONSUMER SERVICES - 2.3%
1,322	*	AFC Enterprises	16
1,219		Ambassadors Group, Inc	7
960	*,e	American Public Education, Inc	33
1,644	e	Ameristar Casinos, Inc	26
6,134	*	Apollo Group, Inc (Class A)	243
641	*,e	Archipelago Learning, Inc	5
860	*	Ascent Media Corp (Series A)	34
2,180	*,e	Bally Technologies, Inc	59
896	*,e	BJ’s Restaurants, Inc	39
1,536		Bob Evans Farms, Inc	44
2,729	*,e	Boyd Gaming Corp	13
987	*,e	Bravo Brio Restaurant Group, Inc	16
910	*,e	Bridgepoint Education, Inc	16
4,290		Brinker International, Inc	90
937	*	Buffalo Wild Wings, Inc	56
846	*,e	Cambium Learning Group, Inc	3
888	*	Capella Education Co	25
3,103	*	Career Education Corp	40
404	*	Caribou Coffee Co, Inc	5
21,546		Carnival Corp	653
620	*,e	Carrols Restaurant Group, Inc	5
1,126	e	CBRL Group, Inc	45
1,153		CEC Entertainment, Inc	33
2,924	*	Cheesecake Factory	72
1,595	*	Chipotle Mexican Grill, Inc (Class A)	483
1,471		Choice Hotels International, Inc	44
533		Churchill Downs, Inc	21
1,574	*,e	Coinstar, Inc	63
4,659	*,e	Corinthian Colleges, Inc	7
6,914		Darden Restaurants, Inc	296
6,036	*,e	Denny’s Corp	20
3,362		DeVry, Inc	124
858	*	DineEquity, Inc	33
3,117	*,e	Domino’s Pizza, Inc	85
1,270	*	Dunkin Brands Group, Inc	35
1,956	*,e	Education Management Corp	29
289	e	Einstein Noah Restaurant Group, Inc	4
1,754	*,e	Gaylord Entertainment Co	34
1,646	*,e	Grand Canyon Education, Inc	27
15,463		H&R Block, Inc	206
3,288		Hillenbrand, Inc	60
2,300	*	Hyatt Hotels Corp	72
14,926		International Game Technology	217
1,433		International Speedway Corp (Class A)	33
2,163	*,e	Interval Leisure Group, Inc	29
1,142	*	Isle of Capri Casinos, Inc	5
1,384	*,e	ITT Educational Services, Inc	80
2,527	*	Jack in the Box, Inc	50
3,249	*,e	Jamba, Inc	4
1,265	*,e	K12, Inc	32
2,917	*	Krispy Kreme Doughnuts, Inc	20
19,811	*	Las Vegas Sands Corp	760
2,155	*,e	Life Time Fitness, Inc	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

870		Lincoln Educational Services Corp	$7
638		Mac-Gray Corp	8
1,242		Marcus Corp	12
13,904		Marriott International, Inc (Class A)	379
1,582		Matthews International Corp (Class A)	49
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
51,978		McDonald’s Corp	4,565
17,824	*	MGM Mirage	166
604	*	Monarch Casino & Resort, Inc	6
1,158	*,e	Morgans Hotel Group Co	7
1,276	*	Multimedia Games, Inc	5
386		National American University Holdings, Inc	3
1,279	*,e	O’Charleys, Inc	8
4,684	*,e	Orient-Express Hotels Ltd (Class A)	32
1,428	*,e	Panera Bread Co (Class A)	148
997	*	Papa John’s International, Inc	30
650	*	Peet’s Coffee & Tea, Inc	36
3,437	*	Penn National Gaming, Inc	114
1,227	e	PF Chang’s China Bistro, Inc	33
3,407	*	Pinnacle Entertainment, Inc	31
705	*,e	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	3
666	*,e	Red Robin Gourmet Burgers, Inc	16
2,615		Regis Corp	37
6,827	e	Royal Caribbean Cruises Ltd	148
3,070	*	Ruby Tuesday, Inc	22
1,588	*	Ruth’s Chris Steak House, Inc	7
2,868	*,e	Scientific Games Corp (Class A)	20
12,090		Service Corp International	111
2,802	*	Shuffle Master, Inc	24
2,098	e	Six Flags Entertainment Corp	58
3,411	*	Sonic Corp	24
3,535		Sotheby’s (Class A)	97
819		Speedway Motorsports, Inc	10
37,425		Starbucks Corp	1,396
9,797	e	Starwood Hotels & Resorts Worldwide, Inc	380
85	*,e	Steak N Shake Co	25
636	*,e	Steiner Leisure Ltd	26
4,084		Stewart Enterprises, Inc (Class A)	24
605	e	Strayer Education, Inc	46
3,228		Texas Roadhouse, Inc (Class A)	43
1,064	*,e	Town Sports International Holdings, Inc	8
1,448		Universal Technical Institute, Inc	20
1,845	e	Vail Resorts, Inc	70
1,452	e	Weight Watchers International, Inc	85
15,922	e	Wendy’s	73
2,997	*	WMS Industries, Inc	53
8,592	e	Wyndham Worldwide Corp	245
3,957		Wynn Resorts Ltd	455
23,522		Yum! Brands, Inc	1,162

		TOTAL CONSUMER SERVICES	14,863

DIVERSIFIED FINANCIALS - 5.5%
3,111	e	Advance America Cash Advance Centers, Inc	23
2,630	*	Affiliated Managers Group, Inc	205
17,707	*	American Capital Ltd	121
52,569		American Express Co	2,360
12,239	e	Ameriprise Financial, Inc	482
9,666	e	Apollo Investment Corp	73
10,143	e	Ares Capital Corp	140
1,707	e	Artio Global Investors, Inc	14
510,090		Bank of America Corp	3,122
62,223		Bank of New York Mellon Corp	1,157
3,857	e	BGC Partners, Inc (Class A)	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,986	e	BlackRock Kelso Capital Corp	$22
4,261		BlackRock, Inc	631
3,645	*	Broadpoint Securities Group, Inc	4
1,288		Calamos Asset Management, Inc (Class A)	13
23,206		Capital One Financial Corp	920
147		Capital Southwest Corp	11
1,482	e	Cash America International, Inc	76
2,668	e	CBOE Holdings, Inc	65
53,459		Charles Schwab Corp	602
146,008		Citigroup, Inc	3,741
3,392	e	CME Group, Inc	836
1,086	e	Cohen & Steers, Inc	31
1,682		Compass Diversified Trust	20
5,330	*	Cowen Group, Inc	14
302	*	Credit Acceptance Corp	19
118	e	Diamond Hill Investment Group, Inc	8
27,515		Discover Financial Services	631
2,202	*,e	Dollar Financial Corp	48
1,551	e	Duff & Phelps Corp	17
12,665	*	E*Trade Financial Corp	115
6,232		Eaton Vance Corp	139
860	*	Encore Capital Group, Inc	19
737	e	Epoch Holding Corp	10
986	e	Evercore Partners, Inc (Class A)	22
2,322	*	Ezcorp, Inc (Class A)	66
2,692	*,e	FBR Capital Markets Corp	6
4,555	e	Federated Investors, Inc (Class B)	80
3,389	e	Fifth Street Finance Corp	32
1,926	*,e	Financial Engines, Inc	35
1,630	*,e	First Cash Financial Services, Inc	68
3,742	*,e	First Marblehead Corp	4
7,318		Franklin Resources, Inc	700
352	e	Friedman Billings Ramsey Group, Inc (Class A)	8
950	e	FXCM, Inc	13
349		GAMCO Investors, Inc (Class A)	14
3,928		GFI Group, Inc	16
1,256		Gladstone Capital Corp	9
1,326		Gladstone Investment Corp	9
25,921		Goldman Sachs Group, Inc	2,451
404	e	Golub Capital BDC, Inc	6
1,122	*,e	Green Dot Corp	35
1,492	e	Greenhill & Co, Inc	43
1,395	*,e	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	19
1,489	*	HFF, Inc (Class A)	13
891	*	Imperial Holdings, Inc	2
2,025	e	Interactive Brokers Group, Inc (Class A)	28
3,717	*,e	IntercontinentalExchange, Inc	440
675	*,e	International Assets Holding Corp	14
1,945	*	Internet Capital Group, Inc	18
23,335	e	Invesco Ltd	362
2,567	*,e	Investment Technology Group, Inc	25
27,000		iShares Russell 3000 Index Fund	1,802
9,425	e	Janus Capital Group, Inc	57
6,156		Jefferies Group, Inc	76
822		JMP Group, Inc	5
199,179	e	JPMorgan Chase & Co	5,999
1,881		KBW, Inc	26
5,321	*	Knight Capital Group, Inc (Class A)	65
1,010		Kohlberg Capital Corp	6
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	8
5,598		Lazard Ltd (Class A)	118
7,519		Legg Mason, Inc	193
9,840		Leucadia National Corp	223
700	*,e	LPL Investment Holdings, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,017		Main Street Capital Corp	$18
1,518		MarketAxess Holdings, Inc	40
3,668	e	MCG Capital Corp	14
872		Medallion Financial Corp	8
594	e	Medley Capital Corp	6
8,310	*,e	MF Global Holdings Ltd	34
10,325		Moody’s Corp	314
77,123		Morgan Stanley	1,041
6,067	*,e	MSCI, Inc (Class A)	184
1,507		MVC Capital, Inc	16
6,812	*	Nasdaq Stock Market, Inc	158
1,305	e	Nelnet, Inc (Class A)	25
1,400	*,e	Netspend Holdings, Inc	7
354		New Mountain Finance Corp	4
959	*,e	NewStar Financial, Inc	9
1,181	e	NGP Capital Resources Co	8
489	e	Nicholas Financial, Inc	5
10,627		Northern Trust Corp	372
13,136		NYSE Euronext	305
448		Oppenheimer Holdings, Inc	7
2,314		PennantPark Investment Corp	21
2,946	*	PHH Corp	47
1,198	*	Pico Holdings, Inc	25
935	*	Piper Jaffray Cos	17
964	*,e	Portfolio Recovery Associates, Inc	60
1,195	*,e	Primus Guaranty Ltd	6
3,632	e	Prospect Capital Corp	31
5,235		Raymond James Financial, Inc	136
1,299	*	Safeguard Scientifics, Inc	19
870	e	Sanders Morris Harris Group, Inc	6
7,899		SEI Investments Co	121
25,584	e	SLM Corp	319
305		Solar Capital Ltd	6
375		Solar Senior Capital Ltd	5
12,000	e	SPDR Trust Series 1	1,358
25,468		State Street Corp	819
2,739	*	Stifel Financial Corp	73
1,726	e	SWS Group, Inc	8
13,129	e	T Rowe Price Group, Inc	627
11,051	e	TD Ameritrade Holding Corp	162
456		THL Credit, Inc	5
1,245	e	TICC Capital Corp	10
925		Triangle Capital Corp	14
354	*,e	Virtus Investment Partners, Inc	19
4,362		Waddell & Reed Financial, Inc (Class A)	109
1,139		Walter Investment Management Corp	26
322		Westwood Holdings Group, Inc	11
876	*	World Acceptance Corp	49

		TOTAL DIVERSIFIED FINANCIALS	35,535

ENERGY - 10.6%
4,200	*,e	Abraxas Petroleum Corp	11
783		Alon USA Energy, Inc	5
11,371	*	Alpha Natural Resources, Inc	201
885	*,e	Amyris Biotechnologies, Inc	18
24,873		Anadarko Petroleum Corp	1,568
19,192		Apache Corp	1,540
460	e	APCO Argentina, Inc	34
546	*,e	Approach Resources, Inc	9
8,303		Arch Coal, Inc	121
2,356	*,e	ATP Oil & Gas Corp	18
2,862	*	Atwood Oceanics, Inc	98
21,866		Baker Hughes, Inc	1,009
1,205	*,e	Basic Energy Services, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,676		Berry Petroleum Co (Class A)	$95
2,422	*,e	Bill Barrett Corp	88
4,811	*,e	BPZ Energy, Inc	13
6,161	*	Brigham Exploration Co	156
1,671		Bristow Group, Inc	71
5,319		Cabot Oil & Gas Corp	329
4,578	*,e	Cal Dive International, Inc	9
1,294	*	Callon Petroleum Co	5
12,382	*,e	Cameron International Corp	514
971		CARBO Ceramics, Inc	100
1,963	*	Carrizo Oil & Gas, Inc	42
3,135	*,e	Cheniere Energy, Inc	16
33,226		Chesapeake Energy Corp	849
100,954		Chevron Corp	9,340
4,254		Cimarex Energy Co	237
326	*,e	Clayton Williams Energy, Inc	14
2,252	*,e	Clean Energy Fuels Corp	25
1,710	*,e	Cloud Peak Energy, Inc	29
5,980	*,e	Cobalt International Energy, Inc	46
3,986	*	Complete Production Services, Inc	75
2,095	*,e	Comstock Resources, Inc	32
5,242	*,e	Concho Resources, Inc	373
70,818	e	ConocoPhillips	4,484
11,445	e	Consol Energy, Inc	388
582	*,e	Contango Oil & Gas Co	32
1,662	*,e	Continental Resources, Inc	80
2,156	e	Core Laboratories NV	194
2,304	e	Crosstex Energy, Inc	31
4,444	*	CVR Energy, Inc	94
474	*,e	Dawson Geophysical Co	11
683		Delek US Holdings, Inc	8
20,375	*	Denbury Resources, Inc	234
21,373	*,e	Devon Energy Corp	1,185
2,362	e	DHT Maritime, Inc	5
3,453	e	Diamond Offshore Drilling, Inc	189
4,037	*	Dresser-Rand Group, Inc	164
1,762	*	Dril-Quip, Inc	95
38,871		El Paso Corp	679
1,867	*,e	Endeavour International Corp	15
3,525	e	Energen Corp	144
1,505	*,e	Energy Partners Ltd	17
3,786	*,e	Energy XXI Bermuda Ltd	81
13,567	e	EOG Resources, Inc	963
6,781	e	Equitable Resources, Inc	362
668	*	Evolution Petroleum Corp	5
7,607	e	EXCO Resources, Inc	82
3,340	*,e	Exterran Holdings, Inc	32
247,645		Exxon Mobil Corp	17,986
12,144	*	FMC Technologies, Inc	457
5,981	*	Forest Oil Corp	86
2,722	e	Frontline Ltd	13
2,612	*,e	FX Energy, Inc	11
2,282	*	Gastar Exploration Ltd	7
2,956	e	General Maritime Corp	1
523	*,e	Geokinetics, Inc	1
1,015	*,e	Georesources, Inc	18
277	*,e	Gevo, Inc	2
933	*,e	Global Geophysical Services, Inc	7
4,490	*	Global Industries Ltd	36
1,351	*,e	GMX Resources, Inc	3
2,142	e	Golar LNG Ltd	68
1,342	*	Goodrich Petroleum Corp	16
827	*,e	Green Plains Renewable Energy, Inc	8
727		Gulf Island Fabrication, Inc	15
1,244	*	Gulfmark Offshore, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,969	*	Gulfport Energy Corp	$48
45,906		Halliburton Co	1,401
1,747	*,e	Harvest Natural Resources, Inc	15
5,489	*,e	Helix Energy Solutions Group, Inc	72
4,822		Helmerich & Payne, Inc	196
5,516	*	Hercules Offshore, Inc	16
15,186	e	Hess Corp	797
9,634		Holly Corp	253
1,230	*,e	Hornbeck Offshore Services, Inc	31
928	e	Houston American Energy Corp	13
7,914	*,e	Hyperdynamics Corp	29
6,522	*	ION Geophysical Corp	31
61	*	Isramco, Inc	4
1,514	*,e	James River Coal Co	10
6,661	*	Key Energy Services, Inc	63
8,627	e	Kinder Morgan, Inc	223
1,036	e	Knightsbridge Tankers Ltd	17
9,022	*,e	Kodiak Oil & Gas Corp	47
1,661	*,e	Kosmos Energy LLC	19
843	*,e	L&L Energy, Inc	2
1,577		Lufkin Industries, Inc	84
5,602	*,e	Magnum Hunter Resources Corp	19
35,985		Marathon Oil Corp	777
17,992	e	Marathon Petroleum Corp	487
1,545	*	Matrix Service Co	13
11,755	*	McDermott International, Inc	126
4,297	*,e	McMoRan Exploration Co	43
738	*,e	Miller Petroleum, Inc	2
507	*	Mitcham Industries, Inc	6
9,694		Murphy Oil Corp	428
14,433	*,e	Nabors Industries Ltd	177
21,377		National Oilwell Varco, Inc	1,095
714	*,e	Natural Gas Services Group, Inc	9
6,825	*	Newfield Exploration Co	271
4,752	*	Newpark Resources, Inc	29
8,942		Noble Energy, Inc	633
2,356	e	Nordic American Tanker Shipping	33
2,245	*,e	Northern Oil And Gas, Inc	44
3,020	*,e	Oasis Petroleum, Inc	67
40,706		Occidental Petroleum Corp	2,911
5,485		Oceaneering International, Inc	194
2,591	*	Oil States International, Inc	132
1,191	e	Overseas Shipholding Group, Inc	16
246	*	OYO Geospace Corp	14
2,542	*,e	Pacific Asia Petroleum, Inc	2
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	29
4,627	*,e	Patriot Coal Corp	39
7,817		Patterson-UTI Energy, Inc	136
13,732		Peabody Energy Corp	465
2,491		Penn Virginia Corp	14
1,000	*	Petroleum Development Corp	19
2,768	*,e	Petroquest Energy, Inc	15
882	*,e	PHI, Inc	17
2,681	*	Pioneer Drilling Co	19
5,942		Pioneer Natural Resources Co	391
7,131	*	Plains Exploration & Production Co	162
8,936	e	Questar Market Resources, Inc	242
5,994	*,e	Quicksilver Resources, Inc	45
8,313		Range Resources Corp	486
11,466	*	Rentech, Inc	9
2,024	*,e	Resolute Energy Corp	23
1,826	*	Rex Energy Corp	23
303	*	Rex Stores Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

298	*	RigNet, Inc	$5
2,800	*	Rosetta Resources, Inc	96
6,060	*	Rowan Cos, Inc	183
2,193		RPC, Inc	36
18,950	*,e	SandRidge Energy, Inc	105
67,996		Schlumberger Ltd	4,061
1,279	*,e	Scorpio Tankers, Inc	7
1,081		SEACOR Holdings, Inc	87
2,365	e	Ship Finance International Ltd	31
550	*,e	Solazyme, Inc	5
6,300		Southern Union Co	256
17,583	*	Southwestern Energy Co	586
33,081		Spectra Energy Corp	811
3,213	e	St. Mary Land & Exploration Co	195
2,334	*	Stone Energy Corp	38
6,119	e	Sunoco, Inc	190
4,018	*	Superior Energy Services	105
2,133	*	Swift Energy Co	52
3,388	*,e	Syntroleum Corp	3
840	e	Targa Resources Investments, Inc	25
2,102	e	Teekay Corp	48
2,124	e	Teekay Tankers Ltd (Class A)	10
1,600	*,e	Tesco Corp	19
7,249	*	Tesoro Corp	141
3,896	*	Tetra Technologies, Inc	30
2,548		Tidewater, Inc	107
367	*,e	Triangle Petroleum Corp	1
7,732	*	Ultra Petroleum Corp	214
500	*,e	Union Drilling, Inc	2
2,117	*	Unit Corp	78
3,239	*,e	Uranerz Energy Corp	4
2,636	*,e	Uranium Energy Corp	7
4,901	*,e	Uranium Resources, Inc	3
5,321	*,e	Ur-Energy, Inc	5
5,759	*	USEC, Inc	9
2,578	*,e	Vaalco Energy, Inc	13
28,824	e	Valero Energy Corp	513
4,769	*,e	Vantage Drilling Co	6
1,482	*	Venoco, Inc	13
2,249	*,e	Voyager Oil & Gas, Inc	5
1,693	e	W&T Offshore, Inc	23
3,436	*	Warren Resources, Inc	8
2,614	*,e	Western Refining, Inc	33
510	*	Westmoreland Coal Co	4
5,933	*	Whiting Petroleum Corp	208
2,395	*	Willbros Group, Inc	10
29,719		Williams Cos, Inc	723
3,096		World Fuel Services Corp	101

		TOTAL ENERGY	67,727

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	32
66		Arden Group, Inc (Class A)	5
2,576	*	BJ’s Wholesale Club, Inc	132
1,705		Casey’s General Stores, Inc	74
21,878	e	Costco Wholesale Corp	1,797
67,833		CVS Corp	2,278
1,424	*,e	Fresh Market, Inc	54
700		Ingles Markets, Inc (Class A)	10
30,172		Kroger Co	663
656		Nash Finch Co	18
1,214	*	Pantry, Inc	15
895		Pricesmart, Inc	56
29,531	*,e	Rite Aid Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,157		Ruddick Corp	$84
17,888		Safeway, Inc	297
1,382		Spartan Stores, Inc	21
11,240	e	Supervalu, Inc	75
233	*	Susser Holdings Corp	5
29,476		Sysco Corp	763
2,446	*	United Natural Foods, Inc	91
424		Village Super Market (Class A)	10
46,252		Walgreen Co	1,521
88,887		Wal-Mart Stores, Inc	4,613
180		Weis Markets, Inc	7
7,819		Whole Foods Market, Inc	511
2,891	*	Winn-Dixie Stores, Inc	17

		TOTAL FOOD & STAPLES RETAILING	13,178

FOOD, BEVERAGE & TOBACCO - 5.6%
246		Alico, Inc	5
5,454	*	Alliance One International, Inc	13
105,098	e	Altria Group, Inc	2,818
32,242		Archer Daniels Midland Co	800
1,189	e	B&G Foods, Inc (Class A)	20
400	*,e	Boston Beer Co, Inc (Class A)	29
4,967		Brown-Forman Corp (Class B)	348
7,283	e	Bunge Ltd	425
555	e	Calavo Growers, Inc	11
803		Cal-Maine Foods, Inc	25
8,910		Campbell Soup Co	288
3,635	*,e	Central European Distribution Corp	26
2,584	*	Chiquita Brands International, Inc	22
263		Coca-Cola Bottling Co Consolidated	15
99,011		Coca-Cola Co	6,689
16,433	e	Coca-Cola Enterprises, Inc	409
20,753		ConAgra Foods, Inc	503
9,178	*,e	Constellation Brands, Inc (Class A)	165
3,860		Corn Products International, Inc	152
5,911	*	Darling International, Inc	74
9,678	*	Dean Foods Co	86
1,154	e	Diamond Foods, Inc	92
1,712	*,e	Dole Food Co, Inc	17
11,190		Dr Pepper Snapple Group, Inc	434
616	e	Farmer Bros Co	3
5,476		Flowers Foods, Inc	107
2,084	e	Fresh Del Monte Produce, Inc	48
32,264		General Mills, Inc	1,241
6,210	*	Green Mountain Coffee Roasters, Inc	577
149		Griffin Land & Nurseries, Inc (Class A)	4
16,205		H.J. Heinz Co	818
1,798	*	Hain Celestial Group, Inc	55
3,538	*	Hansen Natural Corp	309
4,668	*,e	Heckmann Corp	25
7,684		Hershey Co	455
6,945		Hormel Foods Corp	188
740	e	Imperial Sugar Co	5
800		J&J Snack Foods Corp	39
5,817		J.M. Smucker Co	424
12,437		Kellogg Co	662
81,903		Kraft Foods, Inc (Class A)	2,750
975	e	Lancaster Colony Corp	60
2,402		Lance, Inc	50
443	e	Limoneira Co	6
7,264		Lorillard, Inc	804
6,693		McCormick & Co, Inc	309
10,272		Mead Johnson Nutrition Co	707
621	e	Mgp Ingredients, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,834	e	Molson Coors Brewing Co (Class B)	$271
621		National Beverage Corp	9
996	*,e	Omega Protein Corp	9
79,191		PepsiCo, Inc	4,902
89,119		Philip Morris International, Inc	5,559
2,432	*,e	Pilgrim’s Pride Corp	10
617	*,e	Primo Water	3
2,846	*	Ralcorp Holdings, Inc	218
16,941		Reynolds American, Inc	635
1,203	e	Sanderson Farms, Inc	57
29,550		Sara Lee Corp	483
365	*	Seneca Foods Corp	7
3,778	*,e	Smart Balance, Inc	22
6,686	*	Smithfield Foods, Inc	130
4,200	*,e	Star Scientific, Inc	10
889	*,e	Synutra International, Inc	5
1,187	e	Tootsie Roll Industries, Inc	29
1,794	*	TreeHouse Foods, Inc	111
14,985		Tyson Foods, Inc (Class A)	260
1,060		Universal Corp	38
2,515	e	Vector Group Ltd	43

		TOTAL FOOD, BEVERAGE & TOBACCO	35,926

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,214	*	Abaxis, Inc	28
1,811	*	Abiomed, Inc	20
2,035	*,e	Accretive Health, Inc	43
3,073	*,e	Accuray, Inc	12
19,180		Aetna, Inc	697
467	*	Air Methods Corp	30
3,127	*	Align Technology, Inc	47
1,316	*	Alliance Imaging, Inc	1
9,620	*,e	Allscripts Healthcare Solutions, Inc	173
380	*	Almost Family, Inc	6
2,729	*,e	Alphatec Holdings, Inc	6
1,533	*	Amedisys, Inc	23
608	*	American Dental Partners, Inc	6
2,201	*	Amerigroup Corp	86
13,773		AmerisourceBergen Corp	513
2,008	*	AMN Healthcare Services, Inc	8
1,528	*	Amsurg Corp	34
639		Analogic Corp	29
1,310	*	Angiodynamics, Inc	17
3,605	*	Antares Pharma, Inc	8
1,336	*	Arthrocare Corp	38
1,106		Assisted Living Concepts, Inc (A Shares)	14
1,737	*,e	athenahealth, Inc	104
716	*,e	AtriCure, Inc	7
86		Atrion Corp	18
4,331		Bard (C.R.), Inc	379
28,816		Baxter International, Inc	1,618
11,055		Becton Dickinson & Co	811
1,432	*,e	Biolase Technology, Inc	4
1,242	*,e	Bio-Reference Labs, Inc	23
2,298	*,e	BioScrip, Inc	15
77,191	*	Boston Scientific Corp	456
4,927	*	Brookdale Senior Living, Inc	62
711		Cantel Medical Corp	15
1,396	*	Capital Senior Living Corp	9
17,720	e	Cardinal Health, Inc	742
1,317	*,e	CardioNet, Inc	4
11,468	*,e	CareFusion Corp	275
2,150	*,e	Catalyst Health Solutions, Inc	124
1,586	*,e	CBaySystems Holdings Ltd	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,518	*	Centene Corp	$72
6,928	*	Cerner Corp	475
1,975	*	Cerus Corp	4
1,072		Chemed Corp	59
671	*	Chindex International, Inc	6
13,673		Cigna Corp	573
5,083	*	Community Health Systems, Inc	85
590		Computer Programs & Systems, Inc	39
1,671	*	Conceptus, Inc	17
1,595	*	Conmed Corp	37
1,564	*	Continucare Corp	10
2,399		Cooper Cos, Inc	190
467	*	Corvel Corp	20
7,375	*	Coventry Health Care, Inc	212
25,047	e	Covidien plc	1,105
2,234	*	Cross Country Healthcare, Inc	9
1,413	*	CryoLife, Inc	6
1,543	*,e	Cyberonics, Inc	44
475	*	Cynosure, Inc (Class A)	5
4,725	*,e	DaVita, Inc	296
1,929	*,e	Delcath Systems, Inc	6
7,111		Dentsply International, Inc	218
3,382	*	DexCom, Inc	41
493	*,e	DynaVox, Inc	2
5,784	*	Edwards Lifesciences Corp	412
1,600	*,e	Emdeon, Inc	30
1,554	*,e	Emeritus Corp	22
2,539	*,e	Endologix, Inc	25
711	e	Ensign Group, Inc	16
327	*,e	ePocrates, Inc	3
408	*	Exactech, Inc	6
1,376	*,e	EXamWorks, Inc	14
24,334	*	Express Scripts, Inc	902
1,637	*	Five Star Quality Care, Inc	4
2,421	*	Gen-Probe, Inc	139
1,497	*	Gentiva Health Services, Inc	8
1,370	*,e	Greatbatch, Inc	27
1,049	*	Haemonetics Corp	61
1,683	*,e	Hanger Orthopedic Group, Inc	32
1,438	*,e	Hansen Medical, Inc	5
6,703	*,e	HCA Holdings, Inc	135
13,239	*	Health Management Associates, Inc (Class A)	92
4,553	*,e	Health Net, Inc	108
4,886	*	Healthsouth Corp	73
3,431	*,e	Healthspring, Inc	125
797	*,e	HealthStream, Inc	10
1,788	*	Healthways, Inc	18
605	*,e	HeartWare International, Inc	39
4,577	*	Henry Schein, Inc	284
3,194		Hill-Rom Holdings, Inc	96
4,287	*,e	HMS Holdings Corp	105
13,090	*	Hologic, Inc	199
8,505		Humana, Inc	619
632	*,e	ICU Medical, Inc	23
2,924	*,e	Idexx Laboratories, Inc	202
2,329	*,e	Insulet Corp	35
1,114	*	Integra LifeSciences Holdings Corp	40
1,986	*	Intuitive Surgical, Inc	723
1,548		Invacare Corp	36
4,435	*,e	Inverness Medical Innovations, Inc	87
904	*,e	IPC The Hospitalist Co, Inc	32
1,079	*,e	IRIS International, Inc	10
520	*	Kensey Nash Corp	13
2,539	*	Kindred Healthcare, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,227	*,e	Kinetic Concepts, Inc	$213
4,882	*,e	Laboratory Corp of America Holdings	386
498		Landauer, Inc	25
735	*,e	LHC Group, Inc	12
2,636	*,e	LifePoint Hospitals, Inc	97
4,792		Lincare Holdings, Inc	108
1,359	*	Magellan Health Services, Inc	66
1,614	*,e	MAKO Surgical Corp	55
2,657		Masimo Corp	57
12,738	e	McKesson Corp	926
2,281	*	MedAssets, Inc	22
20,207	*	Medco Health Solutions, Inc	947
873	*,e	Medical Action Industries, Inc	4
975	*,e	Medidata Solutions, Inc	16
53,488		Medtronic, Inc	1,778
2,504	*	Merge Healthcare, Inc	15
2,066		Meridian Bioscience, Inc	32
1,836	*	Merit Medical Systems, Inc	24
2,267	*	Metropolitan Health Networks, Inc	10
1,080	*,e	Molina Healthcare, Inc	17
620	*,e	MWI Veterinary Supply, Inc	43
516		National Healthcare Corp	17
1,662	*	Natus Medical, Inc	16
1,314	*	Neogen Corp	46
4,406	*,e	Neoprobe Corp	13
2,136	*,e	NuVasive, Inc	36
2,243	*,e	NxStage Medical, Inc	47
5,865		Omnicare, Inc	149
1,729	*,e	Omnicell, Inc	24
2,901	*	OraSure Technologies, Inc	23
1,010	*	Orthofix International NV	35
3,228		Owens & Minor, Inc	92
1,140	*	Palomar Medical Technologies, Inc	9
5,222		Patterson Cos, Inc	149
2,410	*	Pediatrix Medical Group, Inc	151
1,726	*	PharMerica Corp	25
617	*	Providence Service Corp	7
2,792	*,e	PSS World Medical, Inc	55
980	e	Quality Systems, Inc	95
7,808	e	Quest Diagnostics, Inc	385
1,220	*,e	Quidel Corp	20
1,541	*,e	RadNet, Inc	4
7,735	*	Resmed, Inc	223
804	*,e	Rockwell Medical Technologies, Inc	7
3,216	*	RTI Biologics, Inc	11
2,500	*,e	Select Medical Holdings Corp	17
2,401	*,e	Sirona Dental Systems, Inc	102
973	*,e	Skilled Healthcare Group, Inc (Class A)	3
3,016	*,e	Solta Medical, Inc	4
766	*	SonoSite, Inc	23
1,958	*	Spectranetics Corp	14
16,620		St. Jude Medical, Inc	601
1,741	*,e	Staar Surgical Co	14
2,299	*,e	Stereotaxis, Inc	3
2,985		STERIS Corp	87
15,838		Stryker Corp	746
758	*,e	Sun Healthcare Group, Inc	2
2,773	*,e	Sunrise Senior Living, Inc	13
900	*	SurModics, Inc	8
3,234	*,e	SXC Health Solutions Corp	180
1,974	*	Symmetry Medical, Inc	15
1,090	*,e	Synergetics USA, Inc	6
768	*,e	Synovis Life Technologies, Inc	13
1,351	*,e	Team Health Holdings, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,032		Teleflex, Inc	$109
24,756	*	Tenet Healthcare Corp	102
2,999	*	Thoratec Corp	98
520	*	Tornier BV	11
360	*	Transcend Services, Inc	8
979	*	Triple-S Management Corp (Class B)	16
2,569	*,e	Unilife Corp	11
54,210		UnitedHealth Group, Inc	2,500
1,661		Universal American Corp	17
4,561		Universal Health Services, Inc (Class B)	155
1,051	*,e	Uroplasty, Inc	5
701	e	US Physical Therapy, Inc	13
5,917	*,e	Varian Medical Systems, Inc	309
937	*,e	Vascular Solutions, Inc	11
4,351	*	VCA Antech, Inc	69
2,758	*	Volcano Corp	82
2,154	*,e	WellCare Health Plans, Inc	82
18,557	e	WellPoint, Inc	1,211
1,778		West Pharmaceutical Services, Inc	66
2,200	*,e	Wright Medical Group, Inc	39
233		Young Innovations, Inc	7
9,694	*,e	Zimmer Holdings, Inc	519
1,200	*	Zoll Medical Corp	45

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	28,730

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
21,664		Avon Products, Inc	425
3,024	*	Central Garden and Pet Co (Class A)	21
6,930		Church & Dwight Co, Inc	306
6,824		Clorox Co	453
24,449		Colgate-Palmolive Co	2,168
1,265	*	Elizabeth Arden, Inc	36
3,546	*,e	Energizer Holdings, Inc	236
5,567		Estee Lauder Cos (Class A)	489
867	e	Female Health Co	3
5,990		Herbalife Ltd	321
735		Inter Parfums, Inc	11
19,608		Kimberly-Clark Corp	1,392
721	*,e	Medifast, Inc	12
83	*	Nature’s Sunshine Products, Inc	1
2,584	e	Nu Skin Enterprises, Inc (Class A)	105
602	*,e	Nutraceutical International Corp	8
255	e	Oil-Dri Corp of America	5
2,523	*	Prestige Brands Holdings, Inc	23
139,923		Procter & Gamble Co	8,840
575	*	Revlon, Inc (Class A)	7
630		Schiff Nutrition International, Inc	7
956	*	Spectrum Brands, Inc	23
312	*,e	USANA Health Sciences, Inc	8
886		WD-40 Co	35

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,935

INSURANCE - 3.6%
17,048	e	ACE Ltd	1,033
23,310		Aflac, Inc	815
285	*	Alleghany Corp	82
1,944		Allied World Assurance Co Holdings Ltd	104
26,416		Allstate Corp	626
3,620		American Equity Investment Life Holding Co	32
3,950		American Financial Group, Inc	123
22,339	*	American International Group, Inc	490
355		American National Insurance Co	25
622	*,e	American Safety Insurance Holdings Ltd	11
915	*,e	Amerisafe, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200		Amtrust Financial Services, Inc	$27
16,387		AON Corp	688
6,758	*,e	Arch Capital Group Ltd	221
1,611	e	Argo Group International Holdings Ltd	46
5,455		Arthur J. Gallagher & Co	143
3,581	e	Aspen Insurance Holdings Ltd	83
4,871	e	Assurant, Inc	174
9,283	e	Assured Guaranty Ltd	102
6,234	e	Axis Capital Holdings Ltd	162
422		Baldwin & Lyons, Inc (Class B)	9
87,729	*	Berkshire Hathaway, Inc (Class B)	6,232
5,834		Brown & Brown, Inc	104
14,531		Chubb Corp	872
7,387	e	Cincinnati Financial Corp	194
2,162	*,e	Citizens, Inc (Class A)	14
1,391		CNA Financial Corp	31
11,225	*	Conseco, Inc	61
1,190		Crawford & Co (Class B)	6
2,444		Delphi Financial Group, Inc (Class A)	53
406		Donegal Group, Inc (Class A)	5
1,474	*,e	eHealth, Inc	20
168		EMC Insurance Group, Inc	3
1,950		Employers Holdings, Inc	25
2,054	e	Endurance Specialty Holdings Ltd	70
395	*	Enstar Group Ltd	38
1,505	e	Erie Indemnity Co (Class A)	107
2,321	e	Everest Re Group Ltd	184
881	e	FBL Financial Group, Inc (Class A)	23
11,312	e	Fidelity National Title Group, Inc (Class A)	172
5,526	e	First American Financial Corp	71
2,488	e	Flagstone Reinsurance Holdings Ltd	19
429	*	Fpic Insurance Group, Inc	18
24,828	*	Genworth Financial, Inc (Class A)	143
1,491	*	Greenlight Capital Re Ltd (Class A)	31
368	*,e	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	80
657		Harleysville Group, Inc	39
22,770		Hartford Financial Services Group, Inc	368
5,658		HCC Insurance Holdings, Inc	153
2,378	*	Hilltop Holdings, Inc	17
2,010		Horace Mann Educators Corp	23
357	e	Independence Holding Co	3
632		Infinity Property & Casualty Corp	33
212		Kansas City Life Insurance Co	7
2,516		Kemper Corp	60
15,830		Lincoln National Corp	247
16,034		Loews Corp	554
2,909	e	Maiden Holdings Ltd	21
450	*	Markel Corp	161
27,723		Marsh & McLennan Cos, Inc	736
4,600		Max Capital Group Ltd	87
7,809	*,e	MBIA, Inc	57
2,850		Meadowbrook Insurance Group, Inc	25
1,373		Mercury General Corp	53
41,278	e	Metlife, Inc	1,156
3,129	e	Montpelier Re Holdings Ltd	55
2,320	*,e	National Financial Partners Corp	25
224	e	National Interstate Corp	5
56		National Western Life Insurance Co (Class A)	8
636	*	Navigators Group, Inc	27
12,729		Old Republic International Corp	114
1,314	e	OneBeacon Insurance Group Ltd (Class A)	18
3,479	e	PartnerRe Ltd	182
7,094	*	Phoenix Cos, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,669	e	Platinum Underwriters Holdings Ltd	$51
1,106		Presidential Life Corp	9
1,724	e	Primerica, Inc	37
16,236	e	Principal Financial Group	368
1,464	e	ProAssurance Corp	105
33,135	e	Progressive Corp	588
4,503		Protective Life Corp	70
23,859		Prudential Financial, Inc	1,118
3,586		Reinsurance Group of America, Inc (Class A)	165
2,614	e	RenaissanceRe Holdings Ltd	167
697		RLI Corp	44
678		Safety Insurance Group, Inc	26
999		SeaBright Insurance Holdings, Inc	7
2,700		Selective Insurance Group, Inc	35
2,292		Stancorp Financial Group, Inc	63
913		State Auto Financial Corp	12
1,214		Stewart Information Services Corp	11
3,411	e	Symetra Financial Corp	28
5,727		Torchmark Corp	200
1,864		Tower Group, Inc	43
3,162		Transatlantic Holdings, Inc	153
21,165		Travelers Cos, Inc	1,031
746	*,e	United America Indemnity Ltd	13
1,337		United Fire & Casualty Co	24
587	e	Universal Insurance Holdings, Inc	2
15,712	e	UnumProvident Corp	329
3,894	e	Validus Holdings Ltd	97
5,770		W.R. Berkley Corp	171
353	e	White Mountains Insurance Group Ltd	143
15,619	e	XL Capital Ltd	294

		TOTAL INSURANCE	23,239

MATERIALS - 3.9%
1,675		A. Schulman, Inc	28
226	*	AEP Industries, Inc	5
10,704		Air Products & Chemicals, Inc	817
3,941		Airgas, Inc	251
5,809		AK Steel Holding Corp	38
4,572		Albemarle Corp	185
52,542		Alcoa, Inc	503
5,557		Allegheny Technologies, Inc	206
4,499	*	Allied Nevada Gold Corp	161
1,252	e	AMCOL International Corp	30
928	e	American Vanguard Corp	10
3,382		Aptargroup, Inc	151
1,189	e	Arch Chemicals, Inc	56
4,098		Ashland, Inc	181
1,755		Balchem Corp	65
8,482		Ball Corp	263
5,432		Bemis Co, Inc	159
5,292		Boise, Inc	27
1,200	*	Brush Engineered Materials, Inc	27
2,317		Buckeye Technologies, Inc	56
3,319		Cabot Corp	82
2,978	*	Calgon Carbon Corp	43
2,419		Carpenter Technology Corp	109
1,087	*	Castle (A.M.) & Co	12
7,889		Celanese Corp (Series A)	257
3,364	*	Century Aluminum Co	30
3,640		CF Industries Holdings, Inc	449
340	e	Chase Corp	4
3,627	*	Chemtura	36
1,060	*	Clearwater Paper Corp	36
6,943		Cleveland-Cliffs, Inc	355

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,438	*	Coeur d’Alene Mines Corp	$95
6,046		Commercial Metals Co	57
1,615	e	Compass Minerals International, Inc	108
8,215	*	Crown Holdings, Inc	251
2,481		Cytec Industries, Inc	87
567		Deltic Timber Corp	34
2,090		Domtar Corp	143
58,772		Dow Chemical Co	1,320
46,233		Du Pont (E.I.) de Nemours & Co	1,848
2,311	e	Eagle Materials, Inc	38
3,595	e	Eastman Chemical Co	246
11,717	e	Ecolab, Inc	573
4,514	*	Ferro Corp	28
2,562	*,e	Flotek Industries, Inc	12
3,623		FMC Corp	251
47,968	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,461
954	e	FutureFuel Corp	10
2,908	*,e	General Moly, Inc	8
1,622	*	Georgia Gulf Corp	22
2,406		Glatfelter	32
2,943	e	Globe Specialty Metals, Inc	43
1,426	e	Gold Resource Corp	24
461	*,e	Golden Minerals Co	3
12,807	*,e	Golden Star Resources Ltd	24
8,058	*	Graphic Packaging Holding Co	28
1,790		Greif, Inc (Class A)	77
2,571		H.B. Fuller Co	47
459	e	Hawkins, Inc	15
750		Haynes International, Inc	33
2,769	*,e	Headwaters, Inc	4
14,157	*	Hecla Mining Co	76
2,056	*	Horsehead Holding Corp	15
9,393		Huntsman Corp	91
1,126		Innophos Holdings, Inc	45
1,190	*	Innospec, Inc	29
4,077		International Flavors & Fragrances, Inc	229
22,081		International Paper Co	513
2,641	*,e	Intrepid Potash, Inc	66
4,439	*,e	Jaguar Mining, Inc	21
620	e	Kaiser Aluminum Corp	27
2,023	*,e	Kapstone Paper and Packaging Corp	28
329		KMG Chemicals, Inc	4
1,077		Koppers Holdings, Inc	28
1,610	*	Kraton Polymers LLC	26
1,114	e	Kronos Worldwide, Inc	18
1,289	*	Landec Corp	7
6,361	*	Louisiana-Pacific Corp	32
901	*	LSB Industries, Inc	26
15,822		LyondellBasell Industries AF S.C.A	387
2,306	e	Martin Marietta Materials, Inc	146
8,578		MeadWestvaco Corp	211
566	*	Metals USA Holdings Corp	5
3,984	*	Midway Gold Corp	8
998		Minerals Technologies, Inc	49
2,837	*,e	Molycorp, Inc	93
26,791	e	Monsanto Co	1,609
13,926	e	Mosaic Co	682
1,570		Myers Industries, Inc	16
7,006		Nalco Holding Co	245
1,075		Neenah Paper, Inc	15
469		NewMarket Corp	71
24,302		Newmont Mining Corp	1,529
563		NL Industries, Inc	7
1,121	*	Noranda Aluminium Holding Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,347		Nucor Corp	$517
4,182		Olin Corp	75
529	e	Olympic Steel, Inc	9
1,636	*	OM Group, Inc	42
2,250	*	Omnova Solutions, Inc	8
8,262	*	Owens-Illinois, Inc	125
5,162		Packaging Corp of America	120
5,999	*,e	Paramount Gold and Silver Corp	14
4,735	e	PolyOne Corp	51
7,991		PPG Industries, Inc	565
15,329		Praxair, Inc	1,433
610		Quaker Chemical Corp	16
3,642		Reliance Steel & Aluminum Co	124
1,196	*	Revett Minerals, Inc	5
3,144		Rock-Tenn Co (Class A)	153
2,609	*	Rockwood Holdings, Inc	88
2,701		Royal Gold, Inc	173
6,583		RPM International, Inc	123
1,496	*,e	RTI International Metals, Inc	35
1,183		Schnitzer Steel Industries, Inc (Class A)	43
893		Schweitzer-Mauduit International, Inc	50
2,344	e	Scotts Miracle-Gro Co (Class A)	105
8,412	e	Sealed Air Corp	141
2,106	*,e	Senomyx, Inc	7
2,628		Sensient Technologies Corp	86
4,531		Sherwin-Williams Co	337
6,098		Sigma-Aldrich Corp	377
2,495		Silgan Holdings, Inc	92
6,548	*	Solutia, Inc	84
5,028		Sonoco Products Co	142
8,637		Southern Copper Corp (NY)	216
1,508	*	Spartech Corp	5
10,635		Steel Dynamics, Inc	105
417		Stepan Co	28
2,345	*,e	Stillwater Mining Co	20
1,361	*,e	STR Holdings, Inc	11
5,535		Temple-Inland, Inc	174
1,109	e	Texas Industries, Inc	35
668	*	Texas Petrochemicals, Inc	13
7,152	*	Thompson Creek Metals Co, Inc	43
4,523	e	Titanium Metals Corp	68
66	*	United States Lime & Minerals, Inc	3
7,587	e	United States Steel Corp	167
391	*	Universal Stainless & Alloy	10
1,179	*,e	US Energy Corp Wyoming	3
5,285	*	US Gold Corp	21
4,845		Valspar Corp	151
3,459	*,e	Vista Gold Corp	12
6,530	e	Vulcan Materials Co	180
3,151		Walter Energy, Inc	189
2,666		Wausau Paper Corp	17
893		Westlake Chemical Corp	31
297	*	WHX Corp	3
2,913		Worthington Industries, Inc	41
3,834	*,e	WR Grace & Co	128
1,145	e	Zep, Inc	17
1,635	*,e	Zoltek Cos, Inc	10

		TOTAL MATERIALS	24,758

MEDIA - 3.1%
924		AH Belo Corp (Class A)	4
3,082	*,e	AMC Networks, Inc	98
1,425		Arbitron, Inc	47
4,724		Belo (A.H.) Corp (Class A)	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,909		Cablevision Systems Corp (Class A)	$172
33,638		CBS Corp (Class B)	685
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	14
3,035	*,e	Charter Communications, Inc	142
3,438		Cinemark Holdings, Inc	65
2,051	*	Clear Channel Outdoor Holdings, Inc (Class A)	19
138,045		Comcast Corp (Class A)	2,885
1,802	*,e	Crown Media Holdings, Inc (Class A)	3
1,191	*,e	Cumulus Media, Inc (Class A)	3
38,800	*,e	DIRECTV	1,639
14,071	*,e	Discovery Communications, Inc (Class A)	529
10,000		DISH Network Corp (Class A)	251
3,607	*,e	DreamWorks Animation SKG, Inc (Class A)	66
1,252	*,e	Entercom Communications Corp (Class A)	7
2,637	*,e	Entravision Communications Corp (Class A)	3
1,802	*	EW Scripps Co (Class A)	13
354	*	Fisher Communications, Inc	8
11,774		Gannett Co, Inc	112
629	*,e	Global Sources Ltd	4
1,804	*,e	Gray Television, Inc	3
2,075		Harte-Hanks, Inc	18
1,063	*	interCLICK, Inc	6
24,665		Interpublic Group of Cos, Inc	178
2,263		John Wiley & Sons, Inc (Class A)	100
2,807	*	Journal Communications, Inc (Class A)	8
1,587	*	Knology, Inc	21
3,031	*,e	Lamar Advertising Co (Class A)	52
12,390	*	Liberty Global, Inc (Class A)	448
3,463	*	Liberty Interactive LLC	229
2,637	*	Liberty Media Corp-Liberty Starz	168
1,798	*	Lin TV Corp (Class A)	4
3,620	*,e	Lions Gate Entertainment Corp	25
7,613	*	Live Nation, Inc	61
3,359	*	Madison Square Garden, Inc	77
1,522	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	5
3,219	*,e	McClatchy Co (Class A)	4
15,391		McGraw-Hill Cos, Inc	631
1,288		MDC Partners, Inc	19
1,908	e	Meredith Corp	43
1,117		Morningstar, Inc	63
2,278		National CineMedia, Inc	33
6,951	*,e	New York Times Co (Class A)	40
115,977		News Corp (Class A)	1,794
542	*,e	Nexstar Broadcasting Group, Inc (Class A)	4
14,208		Omnicom Group, Inc	523
660		Outdoor Channel Holdings, Inc	4
490	*,e	ReachLocal, Inc	5
4,340	e	Regal Entertainment Group (Class A)	51
475	*	Rentrak Corp	6
1,378		Scholastic Corp	39
4,520		Scripps Networks Interactive (Class A)	168
3,111		Sinclair Broadcast Group, Inc (Class A)	22
197,997	*	Sirius XM Radio, Inc	299
18,552		Thomson Corp	502
16,994		Time Warner Cable, Inc	1,065
53,513		Time Warner, Inc	1,604
2,478	*,e	Valassis Communications, Inc	46
98	e	Value Line, Inc	1
29,559	e	Viacom, Inc (Class B)	1,145
16,043	e	Virgin Media, Inc	391
94,636		Walt Disney Co	2,854
253	e	Washington Post Co (Class B)	83
1,281	e	World Wrestling Entertainment, Inc (Class A)	11

		TOTAL MEDIA	19,645

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
77,834		Abbott Laboratories	$3,981
1,983	*,e	Achillion Pharmaceuticals, Inc	9
2,044	*,e	Acorda Therapeutics, Inc	41
376	*,e	Aegerion Pharmaceuticals, Inc	5
1,787	*,e	Affymax, Inc	8
4,200	*,e	Affymetrix, Inc	21
17,586	*,e	Agilent Technologies, Inc	550
2,860	*	Akorn, Inc	22
1,600	*	Albany Molecular Research, Inc	4
9,470	*	Alexion Pharmaceuticals, Inc	607
5,209	*,e	Alkermes PLC	80
15,400		Allergan, Inc	1,269
4,202	*	Allos Therapeutics, Inc	8
2,039	*,e	Alnylam Pharmaceuticals, Inc	13
1,109	*,e	AMAG Pharmaceuticals, Inc	16
46,517		Amgen, Inc	2,556
1,022	*,e	Ampio Pharmaceuticals, Inc	7
6,228	*	Amylin Pharmaceuticals, Inc	57
826	*,e	Anthera Pharmaceuticals, Inc	4
803	*,e	Ardea Biosciences, Inc	13
7,276	*,e	Arena Pharmaceuticals, Inc	11
6,680	*,e	Ariad Pharmaceuticals, Inc	59
2,640	*	Arqule, Inc	13
3,660	*,e	Array Biopharma, Inc	7
2,656	*,e	Astex Pharmaceuticals	5
2,455	*,e	Auxilium Pharmaceuticals, Inc	37
6,354	*,e	AVANIR Pharmaceuticals, Inc	18
1,342	*	AVEO Pharmaceuticals, Inc	21
4,441	*,e	AVI BioPharma, Inc	5
1,205	*,e	BioCryst Pharmaceuticals, Inc	3
12,211	*,e	Biogen Idec, Inc	1,137
5,472	*,e	BioMarin Pharmaceuticals, Inc	174
723	*,e	BioMimetic Therapeutics, Inc	2
1,030	*	Bio-Rad Laboratories, Inc (Class A)	93
3,493	*,e	Biosante Pharmaceuticals, Inc	8
215	*,e	Biospecifics Technologies Corp	3
1,108	*,e	Biotime, Inc	5
85,335		Bristol-Myers Squibb Co	2,678
4,265	*	Bruker BioSciences Corp	58
1,890	*,e	Cadence Pharmaceuticals, Inc	12
2,371	*	Caliper Life Sciences, Inc	25
1,815	*	Cambrex Corp	9
23,390	*	Celgene Corp	1,448
8,448	*,e	Cell Therapeutics, Inc	9
1,638	*,e	Celldex Therapeutics, Inc	4
3,975	*	Cephalon, Inc	321
3,215	*,e	Cepheid, Inc	125
2,608	*	Charles River Laboratories International, Inc	75
2,651	*,e	Chelsea Therapeutics International, Inc	10
1,143	*,e	Cleveland Biolabs, Inc	3
442	*	Codexis, Inc	2
3,725	*,e	Columbia Laboratories, Inc	7
2,926	*,e	Combinatorx, Inc	3
523	*,e	Complete Genomics, Inc	3
1,326	*,e	Corcept Therapeutics, Inc	4
318	*,e	Cornerstone Therapeutics, Inc	2
3,087	*	Covance, Inc	140
2,930	*	Cubist Pharmaceuticals, Inc	103
3,574	*	Curis, Inc	11
2,389	*,e	Cytori Therapeutics, Inc	7
7,690	*,e	Dendreon Corp	69
2,984	*,e	Depomed, Inc	16
3,494	*	Durect Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,240	*	Dusa Pharmaceuticals, Inc	$5
4,970	*	Dyax Corp	6
5,843	*,e	Dynavax Technologies Corp	11
51,098		Eli Lilly & Co	1,889
1,234	*,e	Emergent Biosolutions, Inc	19
5,765	*,e	Endo Pharmaceuticals Holdings, Inc	161
748	*,e	Endocyte, Inc	8
1,864	*	Enzo Biochem, Inc	5
2,632	*	Enzon Pharmaceuticals, Inc	19
2,888	*,e	eResearch Technology, Inc	13
2,644	*,e	Exact Sciences Corp	18
6,457	*	Exelixis, Inc	35
318	*,e	Fluidigm Corp	4
14,455	*	Forest Laboratories, Inc	445
512	*,e	Furiex Pharmaceuticals Inc	7
810	*,e	Genomic Health, Inc	18
6,445	*,e	Geron Corp	14
39,770	*	Gilead Sciences, Inc	1,543
971	*,e	GTx, Inc	3
3,942	*,e	Halozyme Therapeutics, Inc	24
1,104	*	Harvard Bioscience, Inc	5
458	*,e	Hi-Tech Pharmacal Co, Inc	15
8,495	*	Hospira, Inc	314
9,905	*	Human Genome Sciences, Inc	126
2,733	*,e	Idenix Pharmaceuticals, Inc	14
6,175	*	Illumina, Inc	253
3,568	*,e	Immunogen, Inc	39
3,543	*,e	Immunomedics, Inc	11
3,365	*,e	Impax Laboratories, Inc	60
4,807	*,e	Incyte Corp	67
1,026	*,e	Infinity Pharmaceuticals, Inc	7
2,480	*,e	Inhibitex, Inc	6
1,268	*,e	Insmed, Inc	6
2,471	*,e	InterMune, Inc	50
1,000	*,e	Ironwood Pharmaceuticals, Inc	11
5,202	*	Isis Pharmaceuticals, Inc	35
1,307	*	ISTA Pharmaceuticals, Inc	5
1,109	*	Jazz Pharmaceuticals, Inc	46
137,761		Johnson & Johnson	8,777
2,721	*,e	Keryx Biopharmaceuticals, Inc	8
2,515	*,e	KV Pharmaceutical Co (Class A)	3
832	*,e	Lannett Co, Inc	3
10,577	*	Lexicon Pharmaceuticals, Inc	10
9,034	*	Life Technologies Corp	347
925	*,e	Ligand Pharmaceuticals, Inc (Class B)	13
2,138	*	Luminex Corp	47
2,990	*,e	MannKind Corp	11
1,093	*,e	MAP Pharmaceuticals, Inc	16
1,801	e	Maxygen, Inc	10
3,315	*	Medicines Co	49
3,195		Medicis Pharmaceutical Corp (Class A)	117
1,640	*,e	Medivation, Inc	28
388		Medtox Scientific, Inc	5
154,633	e	Merck & Co, Inc	5,058
1,320	*,e	Metabolix, Inc	6
1,572	*	Mettler-Toledo International, Inc	220
4,244	*,e	Micromet, Inc	20
1,926	*,e	Momenta Pharmaceuticals, Inc	22
22,115	*	Mylan Laboratories, Inc	376
4,340	*,e	Myriad Genetics, Inc	81
2,384	*	Nabi Biopharmaceuticals	4
4,982	*	Nektar Therapeutics	24
1,326	*,e	Neostem, Inc	1
2,526	*,e	Neurocrine Biosciences, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,336	*,e	Novavax, Inc	$7
2,860	*,e	NPS Pharmaceuticals, Inc	19
1,040	*,e	Nymox Pharmaceutical Corp	9
1,070	*,e	Obagi Medical Products, Inc	10
511	*,e	OncoGenex Pharmaceutical, Inc	5
2,102	*,e	Oncothyreon, Inc	13
3,387	*	Onyx Pharmaceuticals, Inc	102
4,791	*,e	Opko Health, Inc	21
1,463	*,e	Optimer Pharmaceuticals, Inc	20
1,180	*,e	Orexigen Therapeutics, Inc	2
807	*,e	Osiris Therapeutics, Inc	4
1,723	*,e	Pacific Biosciences of California, Inc	6
1,792	e	Pain Therapeutics, Inc	9
1,830	*,e	Par Pharmaceutical Cos, Inc	49
3,098	*	Parexel International Corp	59
5,458	e	PDL BioPharma, Inc	30
2,716	*,e	Peregrine Pharmaceuticals, Inc	3
5,700		PerkinElmer, Inc	109
4,194		Perrigo Co	407
396,912		Pfizer, Inc	7,017
5,045		Pharmaceutical Product Development, Inc	129
1,960	*,e	Pharmacyclics, Inc	23
3,764	*,e	Pharmasset, Inc	310
1,715	*,e	PharmAthene, Inc	3
1,425	*,e	Pozen, Inc	4
1,419	*	Progenics Pharmaceuticals, Inc	8
10,977	*,e	Qiagen N.V. (NASDAQ)	152
2,696	*,e	Questcor Pharmaceuticals, Inc	74
533	*,e	Raptor Pharmaceutical Corp	2
3,683	*,e	Regeneron Pharmaceuticals, Inc	214
3,471	*	Rigel Pharmaceuticals, Inc	26
345	*,e	Sagent Pharmaceuticals	7
3,014	*	Salix Pharmaceuticals Ltd	89
2,157	*,e	Sangamo Biosciences, Inc	9
2,882	*	Santarus, Inc	8
3,562	*,e	Savient Pharmaceuticals, Inc	15
1,987	*,e	Sciclone Pharmaceuticals, Inc	8
4,880	*,e	Seattle Genetics, Inc	93
4,993	*,e	Sequenom, Inc	25
1,470	*	SIGA Technologies, Inc	5
2,652	*,e	Spectrum Pharmaceuticals, Inc	20
620	*,e	Sucampo Pharmaceuticals, Inc (Class A)	2
1,092	*,e	Synta Pharmaceuticals Corp	4
1,257	*,e	Targacept, Inc	19
1,700		Techne Corp	116
3,469	*,e	Theravance, Inc	70
19,364	*	Thermo Electron Corp	981
2,600	*,e	United Therapeutics Corp	97
1,501	*	Vanda Pharmaceuticals, Inc	7
10,327	*,e	Vertex Pharmaceuticals, Inc	460
3,055	*,e	Vical, Inc	8
4,346	*	Viropharma, Inc	79
4,243	*,e	Vivus, Inc	34
8,575	e	Warner Chilcott plc	123
4,630	*	Waters Corp	349
5,632	*	Watson Pharmaceuticals, Inc	384
1,508	*,e	Xenoport, Inc	9
2,912	*,e	ZIOPHARM Oncology, Inc	13

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	48,490

REAL ESTATE - 3.0%
2,117		Acadia Realty Trust	40
505		Agree Realty Corp	11
104		Alexander’s, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,762		Alexandria Real Estate Equities, Inc	$170
21,441	e	AMB Property Corp	520
1,470		American Assets Trust,Inc	26
3,566		American Campus Communities, Inc	133
9,271	e	American Capital Agency Corp	251
48,447		Annaly Capital Management, Inc	806
6,519		Anworth Mortgage Asset Corp	44
6,369	e	Apartment Investment & Management Co (Class A)	141
867	e	Apollo Commercial Real Estate Finance, Inc	11
2,517	*	ARMOUR Residential REIT, Inc	17
2,185		Ashford Hospitality Trust, Inc	15
2,073		Associated Estates Realty Corp	32
4,387		AvalonBay Communities, Inc	500
454	*,e	Avatar Holdings, Inc	4
7,185		BioMed Realty Trust, Inc	119
7,352		Boston Properties, Inc	655
7,051		Brandywine Realty Trust	56
3,765		BRE Properties, Inc (Class A)	159
3,481		Camden Property Trust	192
1,900	e	Campus Crest Communities, Inc	21
3,499		Capital Lease Funding, Inc	13
3,918	e	Capstead Mortgage Corp	45
7,851		CBL & Associates Properties, Inc	89
15,013	*	CBRE Group, Inc	202
2,712		Cedar Shopping Centers, Inc	8
464		Chatham Lodging Trust	5
1,642		Chesapeake Lodging Trust	20
51,853	e	Chimera Investment Corp	144
2,241	e	Cogdell Spencer, Inc	8
4,203		Colonial Properties Trust	76
1,674	e	Colony Financial, Inc	22
378	e	Consolidated-Tomoka Land Co	10
800		Coresite Realty	12
3,601	e	Corporate Office Properties Trust	78
4,773		Cousins Properties, Inc	28
2,905		CreXus Investment Corp	26
4,966	*	CubeSmart	42
1,400	e	CYS Investments, Inc	17
12,464		DCT Industrial Trust, Inc	55
11,153	e	DDR Corp	122
8,158		DiamondRock Hospitality Co	57
4,811		Digital Realty Trust, Inc	265
6,476	e	Douglas Emmett, Inc	111
12,782		Duke Realty Corp	134
2,984	e	DuPont Fabros Technology, Inc	59
2,046	e	Dynex Capital, Inc	17
1,377		EastGroup Properties, Inc	53
3,632	e	Education Realty Trust, Inc	31
2,472		Entertainment Properties Trust	96
1,377	e	Equity Lifestyle Properties, Inc	86
2,074		Equity One, Inc	33
14,683	e	Equity Residential	762
1,645		Essex Property Trust, Inc	197
803	e	Excel Trust, Inc	8
4,748	e	Extra Space Storage, Inc	88
3,147		Federal Realty Investment Trust	259
6,309	*	FelCor Lodging Trust, Inc	15
3,935	*,e	First Industrial Realty Trust, Inc	32
2,547	e	First Potomac Realty Trust	32
6,922	*	Forest City Enterprises, Inc (Class A)	74
1,790	*	Forestar Real Estate Group, Inc	20
3,639	e	Franklin Street Properties Corp	41
28,469		General Growth Properties, Inc	344
1,193		Getty Realty Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

498		Gladstone Commercial Corp	$8
5,029		Glimcher Realty Trust	36
1,600	e	Government Properties Income Trust	34
4,020	e	Hatteras Financial Corp	101
20,499		HCP, Inc	719
9,521		Health Care REIT, Inc	446
3,664		Healthcare Realty Trust, Inc	62
7,134		Hersha Hospitality Trust	25
3,786		Highwoods Properties, Inc	107
2,096		Home Properties, Inc	119
6,635		Hospitality Properties Trust	141
34,558	e	Host Marriott Corp	378
1,086	*,e	Howard Hughes Corp	46
3,368		HRPT Properties Trust	64
1,133		Hudson Pacific Properties	13
4,699		Inland Real Estate Corp	34
4,043		Invesco Mortgage Capital, Inc	57
3,940		Investors Real Estate Trust	28
5,389	*,e	iStar Financial, Inc	31
2,166	e	Jones Lang LaSalle, Inc	112
1,173	e	Kennedy-Wilson Holdings, Inc	12
2,878	e	Kilroy Realty Corp	90
20,553	e	Kimco Realty Corp	309
2,891	e	Kite Realty Group Trust	11
4,298		LaSalle Hotel Properties	83
6,009		Lexington Corporate Properties Trust	39
5,687		Liberty Property Trust	166
1,314		LTC Properties, Inc	33
6,802		Macerich Co	290
4,389		Mack-Cali Realty Corp	117
2,548	*	Maguire Properties, Inc	5
6,789	e	Medical Properties Trust, Inc	61
18,015		MFA Mortgage Investments, Inc	126
1,850	e	Mid-America Apartment Communities, Inc	111
1,230		Mission West Properties, Inc	9
2,597		Monmouth Real Estate Investment Corp (Class A)	21
1,400	e	National Health Investors, Inc	59
4,765		National Retail Properties, Inc	128
3,788	e	Newcastle Investment Corp	15
3,670	e	NorthStar Realty Finance Corp	12
2,098	e	NRDC Acquisition Corp	23
5,124	e	Omega Healthcare Investors, Inc	82
567		One Liberty Properties, Inc	8
946	e	Parkway Properties, Inc	10
2,560	e	Pebblebrook Hotel Trust	40
2,924		Pennsylvania Real Estate Investment Trust	23
1,391		Pennymac Mortgage Investment Trust	22
8,735		Piedmont Office Realty Trust, Inc	141
8,182		Plum Creek Timber Co, Inc	284
2,516		Post Properties, Inc	87
2,094		Potlatch Corp	66
903		PS Business Parks, Inc	45
7,096	e	Public Storage, Inc	790
1,737		RAIT Investment Trust	6
1,967		Ramco-Gershenson Properties	16
6,157		Rayonier, Inc	227
5,513		Realty Income Corp	178
4,253		Redwood Trust, Inc	48
4,546		Regency Centers Corp	161
1,355	e	Resource Capital Corp	7
1,385	e	RLJ Lodging Trust	18
1,246		Sabra Healthcare REIT, Inc	12
330		Saul Centers, Inc	11
7,177	e	Senior Housing Properties Trust	155

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,751		Simon Property Group, Inc	$1,622
4,148	e	SL Green Realty Corp	241
1,302	e	Sovran Self Storage, Inc	48
3,295	*,e	St. Joe Co	49
828	e	STAG Industrial, Inc	8
4,726		Starwood Property Trust, Inc	81
8,848	*	Strategic Hotels & Resorts, Inc	38
1,510		Summit Hotel Properties, Inc	11
1,069		Sun Communities, Inc	38
6,003	*	Sunstone Hotel Investors, Inc	34
4,276		Tanger Factory Outlet Centers, Inc	111
2,937		Taubman Centers, Inc	148
790	*	Tejon Ranch Co	19
400	e	Terreno Realty Corp	5
3,700	e	Two Harbors Investment Corp	33
9,785		UDR, Inc	217
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	37
1,407		Urstadt Biddle Properties, Inc (Class A)	22
12,824	e	Ventas, Inc	634
8,538		Vornado Realty Trust	637
3,217		Washington Real Estate Investment Trust	91
5,688		Weingarten Realty Investors	120
27,322		Weyerhaeuser Co	425
965		Winthrop Realty Trust	8

		TOTAL REAL ESTATE	19,214

RETAILING - 4.0%
1,264	*,e	1-800-FLOWERS.COM, Inc (Class A)	3
2,441	*	99 Cents Only Stores	45
3,952		Aaron’s, Inc	100
4,405		Abercrombie & Fitch Co (Class A)	271
3,828	e	Advance Auto Parts, Inc	222
4,028	*	Aeropostale, Inc	44
18,205	*	Amazon.com, Inc	3,936
10,078		American Eagle Outfitters, Inc	118
580	*	America’s Car-Mart, Inc	17
2,966	*	Ann Taylor Stores Corp	68
1,889	*	Asbury Automotive Group, Inc	31
1,206	*	Audiovox Corp (Class A)	7
2,054	*,e	Autonation, Inc	67
1,348	*	Autozone, Inc	430
1,455	e	Barnes & Noble, Inc	17
1,533		Bebe Stores, Inc	10
12,582	*	Bed Bath & Beyond, Inc	721
15,887		Best Buy Co, Inc	370
1,412	e	Big 5 Sporting Goods Corp	9
3,752	*	Big Lots, Inc	131
672	*,e	Blue Nile, Inc	24
578	*,e	Body Central Corp	11
447	e	Bon-Ton Stores, Inc	2
2,300	e	Brown Shoe Co, Inc	16
1,313	e	Buckle, Inc	51
968	*,e	Build-A-Bear Workshop, Inc	5
2,068	*	Cabela’s, Inc	42
11,175	*	Carmax, Inc	267
2,260	*	Casual Male Retail Group, Inc	9
966		Cato Corp (Class A)	22
6,044	*	Charming Shoppes, Inc	16
8,858		Chico’s FAS, Inc	101
1,325	*,e	Children’s Place Retail Stores, Inc	62
2,493		Christopher & Banks Corp	9
836	*,e	Citi Trends, Inc	10
1,463	*	Coldwater Creek, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,407	*,e	Collective Brands, Inc	$44
679	*,e	Conn’s, Inc	5
638	*	Core-Mark Holding Co, Inc	19
950	*,e	Cost Plus, Inc	6
476	e	Destination Maternity Corp	6
4,676	*	Dick’s Sporting Goods, Inc	157
1,803	e	Dillard’s, Inc (Class A)	78
5,138	*	Dollar General Corp	194
6,033	*	Dollar Tree, Inc	453
1,024	e	DSW, Inc (Class A)	47
9,800	e	Expedia, Inc	252
820		Express Parent LLC	17
6,183		Family Dollar Stores, Inc	314
2,617		Finish Line, Inc (Class A)	52
8,270		Foot Locker, Inc	166
2,092		Fred’s, Inc (Class A)	22
6,924	*,e	GameStop Corp (Class A)	160
19,174		Gap, Inc	311
1,189	*	Genesco, Inc	61
7,650		Genuine Parts Co	389
1,288	e	Group 1 Automotive, Inc	46
3,453		Guess?, Inc	98
1,232		Haverty Furniture Cos, Inc	12
892	*,e	hhgregg, Inc	9
1,477	*	Hibbett Sports, Inc	50
79,964		Home Depot, Inc	2,628
2,222		Hot Topic, Inc	17
2,163	*	HSN, Inc	72
8,352	e	JC Penney Co, Inc	224
1,456	*	JOS A Bank Clothiers, Inc	68
891	*	Kirkland’s, Inc	8
13,394		Kohl’s Corp	658
30,591	*	Liberty Media Holding Corp (Interactive A)	452
13,521		Limited Brands, Inc	521
1,111	e	Lithia Motors, Inc (Class A)	16
7,568	*	LKQ Corp	183
65,785		Lowe’s Cos, Inc	1,272
1,022	*,e	Lumber Liquidators, Inc	15
21,507	e	Macy’s, Inc	566
1,129	*	MarineMax, Inc	7
2,734		Men’s Wearhouse, Inc	71
1,144		Monro Muffler, Inc	38
2,655	*,e	NetFlix, Inc	300
888	*	New York & Co, Inc	3
8,242		Nordstrom, Inc	377
1,665	e	Nutri/System, Inc	20
14,046	*	Office Depot, Inc	29
4,293	*,e	OfficeMax, Inc	21
1,309	*,e	Orbitz Worldwide, Inc	3
6,946	*,e	O’Reilly Automotive, Inc	463
840	*	Overstock.com, Inc	8
2,275	*,e	Pacific Sunwear Of California, Inc	3
2,259	e	Penske Auto Group, Inc	36
2,583		PEP Boys - Manny Moe & Jack	26
1,182	e	PetMed Express, Inc	11
5,722		Petsmart, Inc	244
5,358	*	Pier 1 Imports, Inc	52
2,479	*	Priceline.com, Inc	1,114
5,358		RadioShack Corp	62
3,215	e	Rent-A-Center, Inc	88
5,942		Ross Stores, Inc	468
769	*,e	Rue21, Inc	17
5,829	*,e	Saks, Inc	51
5,024	*	Sally Beauty Holdings, Inc	83

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

1,956	*,e	Sears Holdings Corp	$113
2,905	*,e	Select Comfort Corp	41
517	*	Shoe Carnival, Inc	12
1,500	*,e	Shutterfly, Inc	62
4,387	*,e	Signet Jewelers Ltd	148
2,027	e	Sonic Automotive, Inc (Class A)	22
210	*,e	Sourceforge, Inc	4
1,811	e	Stage Stores, Inc	25
36,045		Staples, Inc	479
1,440		Stein Mart, Inc	9
461		Systemax, Inc	6
3,432	*,e	Talbots, Inc	9
34,828		Target Corp	1,708
6,456		Tiffany & Co	393
19,504		TJX Companies, Inc	1,082
3,651		Tractor Supply Co	228
1,789	*	Tuesday Morning Corp	6
2,292	*,e	Ulta Salon Cosmetics & Fragrance, Inc	143
6,051	*	Urban Outfitters, Inc	135
658	*,e	US Auto Parts Network, Inc	3
2,104	*,e	Valuevision International, Inc (Class A)	5
1,261	*	Vitamin Shoppe, Inc	47
640	*	West Marine, Inc	5
5,043	*	Wet Seal, Inc (Class A)	23
5,095		Williams-Sonoma, Inc	157
133		Winmark Corp	6
1,626	*,e	Zale Corp	5
933	*,e	Zumiez, Inc	16

		TOTAL RETAILING	25,421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
2,343	*	Advanced Analogic Technologies, Inc	10
2,226	*	Advanced Energy Industries, Inc	19
31,059	*	Advanced Micro Devices, Inc	158
15,906		Altera Corp	501
4,798	*,e	Amkor Technology, Inc	21
478	*	Amtech Systems, Inc	4
3,097	*	Anadigics, Inc	7
15,138		Analog Devices, Inc	473
66,626		Applied Materials, Inc	690
3,650	*,e	Applied Micro Circuits Corp	20
22,988	*	Atmel Corp	185
1,604	*,e	ATMI, Inc	25
9,665	e	Avago Technologies Ltd	317
5,359	*	Axcelis Technologies, Inc	6
1,469	*,e	AXT, Inc	7
27,084		Broadcom Corp (Class A)	902
3,308		Brooks Automation, Inc	27
1,186	*,e	Cabot Microelectronics Corp	41
2,448	*,e	Cavium Networks, Inc	66
1,230	*	Ceva, Inc	30
3,363	*	Cirrus Logic, Inc	50
1,302		Cohu, Inc	13
5,675	*	Cree, Inc	147
398	*	CSR plc (ADR)	5
1,601	*	Cymer, Inc	60
8,640		Cypress Semiconductor Corp	129
1,921	*	Diodes, Inc	34
1,224	*,e	DSP Group, Inc	7
6,714	*,e	Entegris, Inc	43
4,328	*,e	Entropic Communications, Inc	18
2,444	*	Exar Corp	14
6,623	*	Fairchild Semiconductor International, Inc	72
3,006	*,e	First Solar, Inc	190

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

2,618	*	Formfactor, Inc	$16
2,182	*,e	Freescale Semiconductor Holdings Ltd	24
1,543	*	FSI International, Inc	3
1,030	*,e	GSI Technology, Inc	5
6,373	*,e	GT Solar International, Inc	45
1,313	*,e	Hittite Microwave Corp	64
1,024	*,e	Inphi Corp	9
9,197	*	Integrated Device Technology, Inc	47
1,216	*	Integrated Silicon Solution, Inc	9
265,668		Intel Corp	5,667
3,528	*	International Rectifier Corp	66
6,580	e	Intersil Corp (Class A)	68
1,231	*,e	IXYS Corp	13
8,488		Kla-Tencor Corp	325
4,206	*	Kopin Corp	14
3,600	*	Kulicke & Soffa Industries, Inc	27
6,321	*	Lam Research Corp	240
5,950	*	Lattice Semiconductor Corp	31
11,504		Linear Technology Corp	318
30,588	*	LSI Logic Corp	158
2,408	*	LTX-Credence Corp	13
25,651	*,e	Marvell Technology Group Ltd	373
14,918	e	Maxim Integrated Products, Inc	348
383	*,e	MaxLinear, Inc	2
12,002	*	MEMC Electronic Materials, Inc	63
2,455		Micrel, Inc	23
9,623	e	Microchip Technology, Inc	299
42,944	*	Micron Technology, Inc	216
4,543	*	Microsemi Corp	73
1,664	*	Mindspeed Technologies, Inc	9
2,847	*	MIPS Technologies, Inc	14
2,658	e	MKS Instruments, Inc	58
1,520	*	Monolithic Power Systems, Inc	15
1,391	*,e	MoSys, Inc	5
1,014	*	Nanometrics, Inc	15
3,449	*,e	Netlogic Microsystems, Inc	166
4,512	*	Novellus Systems, Inc	123
258	*	NVE Corp	16
29,569	*,e	Nvidia Corp	370
2,767	*	Omnivision Technologies, Inc	39
22,681	*	ON Semiconductor Corp	163
1,181	*,e	PDF Solutions, Inc	5
1,447	*	Pericom Semiconductor Corp	11
2,703	*	Photronics, Inc	13
1,628	*	PLX Technology, Inc	5
11,786	*,e	PMC - Sierra, Inc	70
1,292	e	Power Integrations, Inc	40
4,553	*,e	Rambus, Inc	64
13,977	*	RF Micro Devices, Inc	89
782	*,e	Rubicon Technology, Inc	9
1,464	*	Rudolph Technologies, Inc	10
3,192	*	Semtech Corp	67
1,525	*	Sigma Designs, Inc	12
1,816	*	Silicon Image, Inc	11
2,178	*	Silicon Laboratories, Inc	73
9,357	*,e	Skyworks Solutions, Inc	168
2,527	*,e	Spansion, Inc	31
1,279	*	Standard Microsystems Corp	25
2,241	*,e	Sunpower Corp (Class A)	18
145	*	Supertex, Inc	2
9,372	*	Teradyne, Inc	103
2,769	*	Tessera Technologies, Inc	33
58,683		Texas Instruments, Inc	1,564
8,183	*	Triquint Semiconductor, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

928	*,e	Ultra Clean Holdings	$4
1,279	*	Ultratech, Inc	22
3,686	*	Varian Semiconductor Equipment Associates, Inc	225
2,021	*	Veeco Instruments, Inc	49
1,235	*	Volterra Semiconductor Corp	24
13,353		Xilinx, Inc	366

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,997

SOFTWARE & SERVICES - 9.4%
2,523	*	Accelrys, Inc	15
32,277	e	Accenture plc	1,700
1,790	*	ACI Worldwide, Inc	49
607	*,e	Active Network, Inc	9
21,290	e	Activision Blizzard, Inc	253
2,448	*,e	Actuate Corp	14
3,603	*	Acxiom Corp	38
25,485	*,e	Adobe Systems, Inc	616
1,656	*	Advent Software, Inc	35
9,598	*,e	Akamai Technologies, Inc	191
2,664	*	Alliance Data Systems Corp	247
8,870	*,e	Amdocs Ltd	241
764		American Software, Inc (Class A)	6
1,605	*,e	Ancestry.com, Inc	38
4,800	*,e	Ansys, Inc	235
5,610	*,e	AOL, Inc	67
4,883	*,e	Ariba, Inc	135
4,286	*	Aspen Technology, Inc	65
11,543	*	Autodesk, Inc	321
24,938		Automatic Data Processing, Inc	1,176
2,369		Blackbaud, Inc	53
1,799	*,e	Blackboard, Inc	80
8,939	*	BMC Software, Inc	345
1,196	*	Booz Allen Hamilton Holding Co	18
1,713	*	Bottomline Technologies, Inc	35
6,224		Broadridge Financial Solutions, Inc	125
1,143	*,e	BroadSoft, Inc	35
19,383	e	CA, Inc	376
1,556	*	CACI International, Inc (Class A)	78
14,290	*	Cadence Design Systems, Inc	132
1,555	*,e	Callidus Software, Inc	7
2,159	*,e	Cardtronics, Inc	49
398	e	Cass Information Systems, Inc	12
3,700	*	Ciber, Inc	11
9,495	*	Citrix Systems, Inc	518
643	*,m	Clinical Data, Inc	1
15,373	*	Cognizant Technology Solutions Corp (Class A)	964
2,159	*	Commvault Systems, Inc	80
7,822		Computer Sciences Corp	210
760	*	Computer Task Group, Inc	8
11,006	*	Compuware Corp	84
1,622	*,e	comScore, Inc	27
2,256	*	Concur Technologies, Inc	84
1,503	*	Constant Contact, Inc	26
5,243	*	Convergys Corp	49
629	*,e	Convio, Inc	5
577	*,e	Cornerstone OnDemand, Inc	7
1,795	*	CSG Systems International, Inc	23
2,053	*	DealerTrack Holdings, Inc	32
1,002	*,e	Deltek, Inc	6
412	*	Demand Media, Inc	3
1,654	*,e	DemandTec, Inc	11
2,464	*	Dice Holdings, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
`
2,001	*,e	Digital River, Inc	$42
335	*,e	DMRC Corp	9
1,703		DST Systems, Inc	75
5,728		Earthlink, Inc	37
57,608	*	eBay, Inc	1,699
1,521	*,e	Ebix, Inc	22
539	*,e	Echo Global Logistics, Inc	7
16,785	*	Electronic Arts, Inc	343
993	*,e	Envestnet, Inc	10
1,587	e	EPIQ Systems, Inc	20
206	*	ePlus, Inc	5
2,338	*,e	Equinix, Inc	208
2,804	*	Euronet Worldwide, Inc	44
863	*	ExlService Holdings, Inc	19
2,331		Factset Research Systems, Inc	207
2,007		Fair Isaac Corp	44
2,479	*	FalconStor Software, Inc	7
13,376	e	Fidelity National Information Services, Inc	325
4,905	*,e	First American Corp	52
7,254	*	Fiserv, Inc	368
850	*	FleetCor Technologies, Inc	22
901		Forrester Research, Inc	29
6,047	*	Fortinet, Inc	102
4,737	*	Gartner, Inc	165
6,359	*,e	Genpact Ltd	91
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	7
4,051	e	Global Payments, Inc	164
2,157	*,e	Glu Mobile, Inc	5
12,651	*	Google, Inc (Class A)	6,508
680	*	Guidance Software, Inc	4
1,547	*	Hackett Group, Inc	6
1,893		Heartland Payment Systems, Inc	37
3,483	*,e	IAC/InterActiveCorp	138
1,449	e	iGate Corp	17
5,344	*,e	Informatica Corp	219
2,218	*	Infospace, Inc	19
803	*	Interactive Intelligence, Inc	22
3,256	*	Internap Network Services Corp	16
60,731		International Business Machines Corp	10,630
14,216	*	Intuit, Inc	674
2,389		j2 Global Communications, Inc	64
4,357		Jack Henry & Associates, Inc	126
2,111	*	JDA Software Group, Inc	50
1,328	*	Kenexa Corp	21
941		Keynote Systems, Inc	20
1,804	*	KIT Digital, Inc	15
1,667	*	Knot, Inc	14
4,363		Lender Processing Services, Inc	60
3,363	*,e	Limelight Networks, Inc	8
450	*,e	LinkedIn Corp	35
3,304	*	Lionbridge Technologies	8
947	*,e	Liquidity Services, Inc	30
2,686	*	Liveperson, Inc	27
1,024	*,e	LogMeIn, Inc	34
833	*,e	LoopNet, Inc	14
3,399	*	Magma Design Automation, Inc	15
1,259	*	Manhattan Associates, Inc	42
1,171		Mantech International Corp (Class A)	37
1,311	e	Marchex, Inc (Class B)	11
5,382	e	Mastercard, Inc (Class A)	1,707
1,366		MAXIMUS, Inc	48
5,422	*	Mentor Graphics Corp	52
4,046	*	Micros Systems, Inc	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

372,033		Microsoft Corp	$9,260
425	*	MicroStrategy, Inc (Class A)	49
2,352	e	ModusLink Global Solutions, Inc	8
4,696	*	MoneyGram International, Inc	11
1,800	*,e	Monotype Imaging Holdings, Inc	22
6,677	*	Monster Worldwide, Inc	48
1,841	*,e	Motricity, Inc	3
8,584	*,e	Move, Inc	13
390	*,e	NCI, Inc (Class A)	5
1,671	*,e	Ness Technologies, Inc	13
1,792	*,e	Netscout Systems, Inc	20
1,383	*,e	NetSuite, Inc	37
3,728	*	NeuStar, Inc (Class A)	94
3,206	e	NIC, Inc	37
12,038	*,e	Nuance Communications, Inc	245
1,193	*,e	OpenTable, Inc	55
4,315	*	Openwave Systems, Inc	7
721		Opnet Technologies, Inc	25
192,456		Oracle Corp	5,531
6,032	*	Parametric Technology Corp	93
16,218		Paychex, Inc	428
792	e	Pegasystems, Inc	24
1,252	*,e	Perficient, Inc	9
958	*,e	PRG-Schultz International, Inc	5
3,430	*	Progress Software Corp	60
1,099	*,e	PROS Holdings, Inc	14
400	*,e	QAD, Inc (Class A)	4
3,549	*	QLIK Technologies, Inc	77
2,811	*	Quest Software, Inc	45
1,192	*,e	QuinStreet, Inc	12
5,131	*	Rackspace Hosting, Inc	175
1,970	*,e	RealD, Inc	18
1,085	e	RealNetworks, Inc	9
1,540	*,e	RealPage, Inc	32
9,757	*	Red Hat, Inc	412
781	e	Renaissance Learning, Inc	13
487	*	Responsys, Inc	5
1,137	*,e	RightNow Technologies, Inc	38
560	*,e	Rosetta Stone, Inc	5
5,671	*	Rovi Corp	244
2,512	*	S1 Corp	23
1,356	*	Saba Software, Inc	8
14,297	*,e	SAIC, Inc	169
6,766	*,e	Salesforce.com, Inc	773
5,190		Sapient Corp	53
611	*,e	Sciquest, Inc	9
1,446	*	Seachange International, Inc	11
492	*,e	ServiceSource International LLC	6
1,583	*,e	Smith Micro Software, Inc	2
2,865	*,e	SolarWinds, Inc	63
3,564	e	Solera Holdings, Inc	180
1,445	*,e	Sourcefire, Inc	39
262	*,e	SPS Commerce, Inc	4
470	*,e	SRS Labs, Inc	3
620	*,e	SS&C Technologies Holdings, Inc	9
1,120		Stamps.com, Inc	23
3,981	*	SuccessFactors, Inc	92
2,697	*,e	SupportSoft, Inc	5
38,167	*	Symantec Corp	622
1,334	*,e	Synchronoss Technologies, Inc	33
7,479	*	Synopsys, Inc	182
744	e	Syntel, Inc	32
1,633	*,e	TA Indigo Holding Corp	12
3,743	*	Take-Two Interactive Software, Inc	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

2,022	*,e	Taleo Corp (Class A)	$52
598	*,e	TechTarget, Inc	3
1,946	*,e	TeleCommunication Systems, Inc (Class A)	7
834	*	TeleNav, Inc	7
1,647	*	TeleTech Holdings, Inc	25
8,529	*,e	Teradata Corp	457
3,557	*	THQ, Inc	6
8,757	*,e	TIBCO Software, Inc	196
5,735	*	TiVo, Inc	54
1,534	*	TNS, Inc	29
8,268		Total System Services, Inc	140
285	*,e	Travelzoo, Inc	6
1,686	*,e	Tyler Technologies, Inc	43
1,323	*,e	Ultimate Software Group, Inc	62
2,353	*	Unisys Corp	37
4,557		United Online, Inc	24
4,321	*,e	Valueclick, Inc	67
1,577	*	Vasco Data Security International	8
5,078	*,e	VeriFone Systems, Inc	178
1,073	*,e	Verint Systems, Inc	28
8,653		VeriSign, Inc	248
2,063	e	VirnetX Holding Corp	31
620	*,e	Virtusa Corp	8
26,156	e	Visa, Inc (Class A)	2,242
2,222	*,e	VistaPrint Ltd	60
4,280	*	VMware, Inc (Class A)	344
792	*,e	Vocus, Inc	13
4,167	*,e	Wave Systems Corp	10
2,978	*,e	WebMD Health Corp (Class A)	90
2,294	*	Websense, Inc	40
1,494	*,e	Website Pros, Inc	11
31,734		Western Union Co	485
1,956	*,e	Wright Express Corp	74
65,812	*	Yahoo!, Inc	866
3,311	*,e	Zix Corp	9

		TOTAL SOFTWARE & SERVICES	59,564

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
2,645	*	Acme Packet, Inc	113
3,005		Adtran, Inc	79
1,334	*,e	Agilysys, Inc	10
8,883		Amphenol Corp (Class A)	362
1,061	*	Anaren, Inc	20
1,463		Anixter International, Inc	69
46,380	*	Apple, Inc	17,679
6,732	*,e	Arris Group, Inc	69
5,741	*	Arrow Electronics, Inc	159
4,318	*,e	Aruba Networks, Inc	90
1,355	*,e	Avid Technology, Inc	10
7,723	*	Avnet, Inc	201
2,526		AVX Corp	30
995	*	AX Holding Corp	9
674		Bel Fuse, Inc (Class B)	10
3,073	*,e	Benchmark Electronics, Inc	40
1,630	*	BigBand Networks, Inc	2
973		Black Box Corp	21
2,165	*,e	Blue Coat Systems, Inc	30
1,815	*,e	Bookham, Inc	7
3,698	*	Brightpoint, Inc	34
23,844	*	Brocade Communications Systems, Inc	103
1,907	*,e	Calix Networks, Inc	15
2,124	*	Checkpoint Systems, Inc	29
4,899	*,e	Ciena Corp	55
275,479		Cisco Systems, Inc	4,267

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

2,099		Cognex Corp	$57
1,347	*	Coherent, Inc	58
1,497		Comtech Telecommunications Corp	42
79,308		Corning, Inc	980
1,943	*	Cray, Inc	10
1,799		CTS Corp	15
2,087		Daktronics, Inc	18
591		DDi Corp	4
81,852	*,e	Dell, Inc	1,158
1,322	*,e	DG FastChannel, Inc	22
3,297		Diebold, Inc	91
1,490	*	Digi International, Inc	16
2,836	*,e	Dolby Laboratories, Inc (Class A)	78
2,969	*,e	Dot Hill Systems Corp	4
1,039	*,e	DTS, Inc	26
1,837	*,e	Echelon Corp	13
1,973	*	EchoStar Corp (Class A)	45
1,000		Electro Rent Corp	14
1,450	*	Electro Scientific Industries, Inc	17
2,122	*	Electronics for Imaging, Inc	29
805	*,e	eMagin Corp	2
102,943	*	EMC Corp	2,161
4,555	*,e	EMCORE Corp	4
3,637	*	Emulex Corp	23
4,537	*,e	Extreme Networks, Inc	12
4,066	*	F5 Networks, Inc	289
1,026	*,e	Fabrinet	19
910	*	FARO Technologies, Inc	29
2,013	*,e	FEI Co	60
3,991	*,e	Finisar Corp	70
8,113		Flir Systems, Inc	203
1,197	*,e	Globecomm Systems, Inc	16
1,328	*	GSI Group, Inc	10
5,307	*	Harmonic, Inc	23
6,435		Harris Corp	220
3,340	*	Harris Stratex Networks, Inc (Class A)	8
99,433		Hewlett-Packard Co	2,232
1,552	*,e	Imation Corp	11
1,615	*	Immersion Corp	10
5,305	*,e	Infinera Corp	41
7,896	*	Ingram Micro, Inc (Class A)	127
2,496	*,e	Insight Enterprises, Inc	38
2,201	e	InterDigital, Inc	102
2,592	*	Intermec, Inc	17
1,163	*	Intevac, Inc	8
1,382	*	IPG Photonics Corp	60
2,131	*	Itron, Inc	63
1,708	*,e	Ixia	13
9,514		Jabil Circuit, Inc	169
11,409	*,e	JDS Uniphase Corp	114
26,943	*,e	Juniper Networks, Inc	465
758	*	KVH Industries, Inc	6
852	*,e	LeCroy Corp	7
3,991	*	Lexmark International, Inc (Class A)	108
1,154		Littelfuse, Inc	46
522	*	Loral Space & Communications, Inc	26
1,385	*,e	Maxwell Technologies, Inc	26
742	*	Measurement Specialties, Inc	19
1,540	*	Mercury Computer Systems, Inc	18
559	*,e	Meru Networks, Inc	5
2,035		Methode Electronics, Inc	15
4,736	*,e	Microvision, Inc	3
6,577	e	Molex, Inc	134
13,184	*	Motorola Mobility Holdings, Inc	498

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

15,204		Motorola, Inc	$637
860		MTS Systems Corp	26
555	*	Multi-Fineline Electronix, Inc	11
4,591		National Instruments Corp	105
8,029	*	NCR Corp	136
18,585	*,e	NetApp, Inc	631
1,861	*	Netgear, Inc	48
2,159	*	Newport Corp	23
1,922	*,e	Novatel Wireless, Inc	6
496	*,e	Numerex Corp	3
2,560	*,e	OCZ Technology Group, Inc	12
1,210	*,e	Oplink Communications, Inc	18
1,144	*,e	OpNext, Inc	1
970	*	OSI Systems, Inc	33
1,164		Park Electrochemical Corp	25
143	*	PC Connection, Inc	1
2,432		Plantronics, Inc	69
1,613	*	Plexus Corp	37
9,140	*	Polycom, Inc	168
3,047	*,e	Power-One, Inc	14
7,309	*	Powerwave Technologies, Inc	13
581	*,e	Procera Networks, Inc	6
5,284	*	QLogic Corp	67
83,842		Qualcomm, Inc	4,077
11,444	*	Quantum Corp	21
1,782	*,e	Rackable Systems, Inc	21
1,200	*	Radisys Corp	7
717		Richardson Electronics Ltd	10
630		Rimage Corp	8
7,755	*	Riverbed Technology, Inc	155
1,445	*	Rofin-Sinar Technologies, Inc	28
1,014	*	Rogers Corp	40
11,904	*,e	SanDisk Corp	480
4,084	*	Sanmina-SCI Corp	27
1,430	*	Scansource, Inc	42
1,902	*,e	SCM Microsystems, Inc	4
2,605	*	ShoreTel, Inc	13
11,025	*	Sonus Networks, Inc	24
2,145	*,e	STEC, Inc	22
954	*,e	Stratasys, Inc	18
1,355	*	Super Micro Computer, Inc	17
1,033		Sycamore Networks, Inc	19
2,360	*	Symmetricom, Inc	10
1,797	*,e	Synaptics, Inc	43
1,272	*	SYNNEX Corp	33
2,288	*	Tech Data Corp	99
2,804	e	Technitrol, Inc	8
3,400	*	Tekelec	21
18,322		Tellabs, Inc	79
6,200	*	Trimble Navigation Ltd	208
2,608	*,e	TTM Technologies, Inc	25
1,939	*,e	Universal Display Corp	93
1,758	*,e	Viasat, Inc	59
128	*,e	Viasystems Group, Inc	2
7,643	*	Vishay Intertechnology, Inc	64
654	*,e	Vishay Precision Group, Inc	9
2,690	*	Westell Technologies, Inc	6
11,793	*	Western Digital Corp	303
70,541		Xerox Corp	491
1,720	*	X-Rite, Inc	6
1,580	e	Xyratex Ltd	15
2,804	*	Zebra Technologies Corp (Class A)	87
1,176	*	Zygo Corp	14

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	42,538

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

TELECOMMUNICATION SERVICES - 3.0%
3,067	*,e	8x8, Inc	$12
1,168	e	AboveNet, Inc	63
2,394	e	Alaska Communications Systems Group, Inc	16
20,057	*	American Tower Corp (Class A)	1,079
296,862	e	AT&T, Inc	8,466
490		Atlantic Tele-Network, Inc	16
662	*	Cbeyond Communications, Inc	5
30,845		CenturyTel, Inc	1,022
10,048	*	Cincinnati Bell, Inc	31
7,934	*,e	Clearwire Corp (Class A)	18
2,389	*,e	Cogent Communications Group, Inc	32
1,438		Consolidated Communications Holdings, Inc	26
14,997	*	Crown Castle International Corp	610
1,092	*,e	Fairpoint Communications, Inc	5
52,185	e	Frontier Communications Corp	319
2,090	*	General Communication, Inc (Class A)	17
1,543	*,e	Global Crossing Ltd	37
3,822	*	Globalstar, Inc	1
705		HickoryTech Corp	7
609		IDT Corp (Class B)	12
1,613	*	inContact, Inc	6
1,786	*,e	Iridium Communications, Inc	11
3,287	*,e	Leap Wireless International, Inc	23
87,859	*,e	Level 3 Communications, Inc	131
14,039	*	MetroPCS Communications, Inc	122
1,751	*,e	Neutral Tandem, Inc	17
8,600	*,e	NII Holdings, Inc (Class B)	232
1,514	e	NTELOS Holdings Corp	27
6,421	*	PAETEC Holding Corp	34
3,214	*	Premiere Global Services, Inc	21
6,146	*,e	SBA Communications Corp (Class A)	212
854	e	Shenandoah Telecom Co	9
150,341	*	Sprint Nextel Corp	457
4,126		Telephone & Data Systems, Inc	88
1,746	*,e	Towerstream Corp	4
7,497	*,e	tw telecom inc (Class A)	124
432	*	US Cellular Corp	17
1,177	e	USA Mobility, Inc	16
141,734	e	Verizon Communications, Inc	5,216
7,062	*,e	Vonage Holdings Corp	18
25,751	e	Windstream Corp	300

		TOTAL TELECOMMUNICATION SERVICES	18,879

TRANSPORTATION - 1.8%
2,669	*	Air Transport Services Group, Inc	12
1,608	*	Alaska Air Group, Inc	90
2,122		Alexander & Baldwin, Inc	78
376	e	Allegiant Travel Co	18
407	*	Amerco, Inc	25
16,679	*,e	AMR Corp	49
1,342		Arkansas Best Corp	22
1,336	*	Atlas Air Worldwide Holdings, Inc	45
5,463	*	Avis Budget Group, Inc	53
684	e	Baltic Trading Ltd	3
1,483		Celadon Group, Inc	13
8,284	e	CH Robinson Worldwide, Inc	567
2,731		Con-Way, Inc	61
1,634		Copa Holdings S.A. (Class A)	100
55,723		CSX Corp	1,040
42,755	*	Delta Air Lines, Inc	321
1,521	*	Dollar Thrifty Automotive Group, Inc	86
2,567	*,e	Eagle Bulk Shipping, Inc	4
2,166	*,e	Excel Maritime Carriers Ltd	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

10,605		Expeditors International Washington, Inc	$430
15,949	e	FedEx Corp	1,079
1,526		Forward Air Corp	39
1,322	*,e	Genco Shipping & Trading Ltd	10
2,045	*	Genesee & Wyoming, Inc (Class A)	95
2,405	*	Hawaiian Holdings, Inc	10
2,664	e	Heartland Express, Inc	36
12,337	*,e	Hertz Global Holdings, Inc	110
1,978	*	Hub Group, Inc (Class A)	56
357		International Shipholding Corp	7
4,679		J.B. Hunt Transport Services, Inc	169
9,209	*	JetBlue Airways Corp	38
5,349	*	Kansas City Southern Industries, Inc	267
2,711	*	Kirby Corp	143
3,018		Knight Transportation, Inc	40
2,387		Landstar System, Inc	94
952		Marten Transport Ltd	16
17,846		Norfolk Southern Corp	1,089
2,205	*	Old Dominion Freight Line	64
2,338	*,e	Pacer International, Inc	9
421	*	Park-Ohio Holdings Corp	5
309	*,e	Patriot Transportation Holding, Inc	6
748	*	Quality Distribution, Inc	7
1,080	*	RailAmerica, Inc	14
2,007	*,e	Republic Airways Holdings, Inc	6
437	*	Roadrunner Transportation Services Holdings, Inc	6
2,596		Ryder System, Inc	97
900	*,e	Saia, Inc	10
2,935		Skywest, Inc	34
40,590		Southwest Airlines Co	326
804	*	Spirit Airlines, Inc	10
4,006	*,e	Swift Transportation Co, Inc	26
16,771	*	UAL Corp	325
931	*,e	Ultrapetrol Bahamas Ltd	2
24,552		Union Pacific Corp	2,005
36,458		United Parcel Service, Inc (Class B)	2,302
200	e	Universal Truckload Services, Inc	3
7,760	*,e	US Airways Group, Inc	43
5,514	e	UTI Worldwide, Inc	72
2,203		Werner Enterprises, Inc	46
512	*,e	Zipcar, Inc	9

		TOTAL TRANSPORTATION	11,746

UTILITIES - 4.0%
33,954	*,e	AES Corp	331
4,012		AGL Resources, Inc	163
1,612		Allete, Inc	59
5,609		Alliant Energy Corp	217
12,180		Ameren Corp	363
24,327		American Electric Power Co, Inc	925
980		American States Water Co	33
8,445		American Water Works Co, Inc	255
7,429	e	Aqua America, Inc	160
366	e	Artesian Resources Corp	6
3,383	e	Atlantic Power Corp	48
4,565		Atmos Energy Corp	148
2,915	e	Avista Corp	69
2,076	e	Black Hills Corp	64
727	*,e	Cadiz, Inc	6
2,026		California Water Service Group	36
18,309	*	Calpine Corp	258
20,864		Centerpoint Energy, Inc	409
616		Central Vermont Public Service Corp	22
779	e	CH Energy Group, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

551		Chesapeake Utilities Corp	$22
2,955		Cleco Corp	101
12,756		CMS Energy Corp	252
518		Connecticut Water Service, Inc	13
14,375		Consolidated Edison, Inc	820
892	e	Consolidated Water Co, Inc	7
9,416		Constellation Energy Group, Inc	358
28,792	e	Dominion Resources, Inc	1,462
5,457		DPL, Inc	164
8,310		DTE Energy Co	407
66,825	e	Duke Energy Corp	1,336
5,930	*,e	Dynegy, Inc (Class A)	24
16,156		Edison International	618
2,116		El Paso Electric Co	68
2,106	e	Empire District Electric Co	41
8,997	e	Entergy Corp	596
33,467		Exelon Corp	1,426
21,176		FirstEnergy Corp	951
7,294		Great Plains Energy, Inc	141
4,806		Hawaiian Electric Industries, Inc	117
2,260		Idacorp, Inc	85
3,951	e	Integrys Energy Group, Inc	192
2,692		ITC Holdings Corp	208
1,170		Laclede Group, Inc	45
9,539		MDU Resources Group, Inc	183
817	e	MGE Energy, Inc	33
813		Middlesex Water Co	14
3,755		National Fuel Gas Co	183
2,008		New Jersey Resources Corp	85
21,233		NextEra Energy, Inc	1,147
2,306		Nicor, Inc	127
14,649		NiSource, Inc	313
8,929		Northeast Utilities	300
1,034		Northwest Natural Gas Co	46
1,907		NorthWestern Corp	61
12,808	*	NRG Energy, Inc	272
4,877		NSTAR	219
12,419	e	NV Energy, Inc	183
4,951		OGE Energy Corp	237
5,388		Oneok, Inc	356
919		Ormat Technologies, Inc	15
1,956		Otter Tail Corp	36
233		Pennichuck Corp	6
11,870		Pepco Holdings, Inc	225
19,896	e	PG&E Corp	842
3,655		Piedmont Natural Gas Co, Inc	106
5,500		Pinnacle West Capital Corp	236
4,395	e	PNM Resources, Inc	72
3,801		Portland General Electric Co	90
29,175	e	PPL Corp	833
14,743		Progress Energy, Inc	762
25,195		Public Service Enterprise Group, Inc	841
8,950		Questar Corp	159
40,583	*	RRI Energy, Inc	113
5,822	e	SCANA Corp	235
12,103		Sempra Energy	623
678		SJW Corp	15
1,513		South Jersey Industries, Inc	75
42,028		Southern Co	1,781
2,406		Southwest Gas Corp	87
10,875		TECO Energy, Inc	186
5,632		UGI Corp	148
2,733		UIL Holdings Corp	90
1,902		Unisource Energy Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)

597		Unitil Corp	$15
4,285		Vectren Corp	116
5,819	e	Westar Energy, Inc	154
2,570	e	WGL Holdings, Inc	100
11,738		Wisconsin Energy Corp	367
23,575		Xcel Energy, Inc	582
672		York Water Co	11

		TOTAL UTILITIES	25,816

		TOTAL COMMON STOCKS (Cost $538,457)	637,064

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
14,413,046	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	14,413

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	14,413

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,413)	14,413

		TOTAL INVESTMENTS - 102.1% (Cost $552,870)	651,477
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(13,629)

		NET ASSETS - 100.0%	$637,848

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

x	Investments made with cash collateral received from securities on loan.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account‘s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2011, there were no significant transfers between levels by the Account.

As of September 30, 2011, 100% of the value of investments in the Account were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

At September 30, 2011, the Account did not hold any futures contracts.

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At September 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $98,607,000 consisting of gross unrealized appreciation of $219,789,000 and gross unrealized depreciation of $(121,182,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 15, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 15, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 15, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer